AUL American Series Fund, Inc.
                     Semi-Annual Report
                       June 30, 2001

This report and the financial statements contained herein are submitted for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of AUL American Series Fund, Inc., AUL American Unit Trust, AUL American Individual Unit Trust, AUL American Individual Variable Life Unit Trust or AUL American Individual Variable Annuity Unit Trust which contains further information concerning the sales charge, expenses and other pertinent information.

Figures for the S&P 500, an unmanaged index of common stocks, include reinvestment of dividends and capital gains. S&P 500 is a registered trademark of Standard & Poor's Corporation. Figures for the Lehman Aggregate Index, an unmanaged index of government and corporate bonds, which are broad measures of the performance of the U.S. bond market, include reinvestment of income and capital gains. Investors cannot directly invest in an index.

Directors and Officers of AUL American Series Fund, Inc.
R. Stephen Radcliffe, Chairman of the Board and President
James P. Shanahan, Director
Dr. Ronald D. Anderson, Director
   Professor, Kelley School of Business
   Indiana University, Indianapolis, Indiana
Dr. Leslie Lenkowsky, Director
   Professor, Indiana University,
   Center of Philanthropy, Indianapolis, Indiana
James W. Murphy, Director
Richard A. Wacker, Secretary
Constance E. Lund, Treasurer

A Message
From
The Chairman of the Board
and President

As you are well aware, last year was extremely disappointing for many investors. While anxiously waiting for a turnaround to occur, investors have been forced to push their expectations out at least a quarter or two.

Beginning in January of this year, the Federal Reserve initiated a dramatic change in policy in an effort to prevent a dramatic slowdown in our economy. By the end of June 2001, the Fed had cut the Federal Funds rate by 275 basis points with additional rate cuts still a possibility. It is hoped that the Fed's stimulative monetary policy coupled with the arrival of tax rebate checks will provide a boost to U.S. economic growth by the end of the year.

The weakness that occurred in the stock market last year continued into the first half of 2001. Stocks have been impacted positively by lower interest rates but negatively by lower earnings expectations. As a result, the S&P 500, a commonly used stock benchmark, experienced a -6.7% return during the first six months of 2001. Despite the weakness in the stock market, market leadership broadened during the first half of the year, and value investing continued to outperform its growth counterparts. This trend benefited several of the portfolios in the AUL American Series Fund.

Bonds have performed very well in this period of declining short-term interest rates. The Lehman Aggregate, a commonly used bond benchmark, appreciated 3.6% during the first half of 2001, outperforming cash and most major equity indices. Bonds backed by corporate issuers fared particularly well, earning returns of well over 5% in the first half of the year.

The outlook for economic recovery depends, to a large degree, on the level of future consumer and capital spending. Investors will be focused on improvement in spending as well as signs of a turnaround in corporate profitability. It is also hoped that the recent Federal Reserve actions will have a positive impact on the equity market since Fed easing of this magnitude has historically resulted in positive overall stock returns. Bond investors remain cautiously optimistic that the Fed's actions will reverse the current weakness in corporate financial quality without increasing expectations for higher inflation.

Investment performance for the AUL American Series Fund, Inc. for the first half of 2001 was:
   Equity Portfolio        9.1%    Tactical Asset Allocation Portfolio     5.0%
   Money Market Portfolio  2.3%    Aggressive Investor Portfolio          -1.8%
   Bond Portfolio          4.0%    Moderate Investor Portfolio             0.1%
   Managed Portfolio       7.8%    Conservative Investor Portfolio         2.2%

The performance numbers for the AUL American Series Fund, Inc. are net of investment advisory fees and other expenses paid by each portfolio but do not reflect specified contract charges and mortality and expense risk charges.

Thank you for your continued investment and confidence in the AUL American Series Fund, Inc.

R. Stephen Radcliffe
Chairman of the Board of Directors and President

Indianapolis, Indiana
August 15, 2001
AUL American Series Fund, Inc.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2001
(unaudited)
                                                                 Portfolio


                                 Equity            Money Market          Bond             Managed        Tactical Asset

Assets:
Investments at value          $ 108,534,831  $      156,307,936     $   65,439,920   $   79,458,464      $    5,055,894
(cost: $93,298,962, $156,307,936,
$65,060,324, $71,707,117,
and $4,948,336, respectively)
Capital stock sold                  233,821                   0                  0           88,558                 309
Receivable for investments sold           0                   0                  0                0                   0
Dividends and interest receivable   129,848             383,298            775,427          392,435              29,067
Other assets                          4,792              23,283              3,795            4,091               3,932
Deferred organization costs               0                   0                  0                0                   0

Total assets                    108,903,292         156,714,517          66,219,142      79,943,548           5,089,202



Liabilities:
Capital stock reacquired                  0             445,327             491,849               0                   0
Distribution payable                      0              30,236                   0               0                   0
Payable for investments purchased         0                   0           2,879,758               0             107,377
Accrued investment advisory fees     45,276              59,076              26,676          33,445               3,334
Other payables                            0                   0               9,167               0                   0
Accrued expenses                     99,705              97,558              41,712          62,475               4,781
Organization costs payable                0                   0                   0               0                 327

Total liabilities                   144,981             632,197           3,449,162          95,920             115,819



Net Assets                 $    108,758,311  $      156,082,320    $     62,769,980   $  79,847,628       $   4,973,383



Shares outstanding                5,673,866         156,082,320           5,745,538       5,352,435             382,669



Net asset value per share  $          19.17 $              1.00    $          10.92   $       14.92       $       13.00

The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2001
(unaudited)
                                            LifeStyle Portfolios

                                Conservative          Moderate        Aggressive
                                 Investor             Investor        Investor

Assets:
Investments at value       $      8,328,022 $         8,265,888    $      7,963,419
(cost: $8,331,971,
$8,425,247, and
$8,177,589, respectively)
Capital stock sold                        0              12,908              12,720
Receivable for investments sold           0                   0                   0
Dividends and interest receivable    53,157              38,822              16,750
Other assets                          2,454               2,264               2,338
Deferred organization costs           3,856               3,856               3,856

Total assets                      8,387,489           8,323,738           7,999,083



Liabilities:
Capital stock reacquired              8,491                   0                   0
Distribution payable                      0                   0                   0
Payable for investments purchased         0                   0                   0
Accrued investment advisory fees      4,978               4,938               4,742
Other payables                            0                   0                   0
Accrued expenses                     21,680              20,677              19,520
Organization costs payable            5,562               5,562               5,562

Total liabilities                    40,711              31,177              29,824



Net Assets                $       8,346,778 $         8,292,561   $       7,969,259



Shares outstanding                  841,168             871,118             866,887



Net asset value per share $            9.92 $              9.52   $            9.19

The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
STATEMENTS OF OPERATIONS
For the six months ended June 30, 2001
(unaudited)
                                                                  Portfolio


                                 Equity            Money Market          Bond             Managed        Tactical Asset


Investment income:
Income:
Dividends (net of foreign     $  767,967          $           0          $        0      $       415,974     $       42,240
taxes withheld of $3,621, $0,
$0, $1,968, and $0,
respectively)
Interest                         210,204              3,988,292           2,004,222              938,935             40,536

                                 978,171              3,988,292           2,004,222            1,354,909             82,776

Expenses:
Investment advisory fee          246,820                314,946             147,957              184,558             18,127
Custodian and service agent fee   39,556                 55,208              25,509               32,059              2,619
Professional fees                  6,377                  9,115               7,805                5,728                485
Amortization of deferred
organization costs                     0                      0                   0                    0                326
Director fees                      2,231                  3,551               1,377                1,813                307
Printing                          29,051                 41,828              17,006               22,133              1,440
Other                                406                    398                 224                  323                  0

Total expenses before
reduction                        324,441                425,046             199,878              246,614             23,304
Expense reduction (increase)           0                      0                   0                    0                657

                                 324,441                425,046             199,878              246,614             22,648


Net investment income            653,730              3,563,246           1,804,344            1,108,295             60,129

Gain (loss) on investments:
Net realized gain (loss)
on investments                 1,817,163                      0             526,206            1,472,197            298,601
Net change in unrealized
appreciation on investments    6,306,036                      0             (89,615)           3,052,417           (130,435)

Net gain (loss)                8,123,199                      0             436,591            4,524,614            168,166

Net increase (decrease) in
Net assets from operations   $ 8,776,929       $      3,563,246       $   2,240,935       $    5,632,909     $      228,295

The accompanying notes are an integral part of the financial statement.

AUL American Series Fund, Inc.
STATEMENTS OF OPERATIONS (continued)
For the six months ended June 30, 2001
(unaudited)
                                            LifeStyle Portfolios

                                Conservative          Moderate        Aggressive
                                 Investor             Investor        Investor


Investment income:
Income:
Dividends (net of foreign   $       19,546  $           30,213      $        35,809
taxes withheld of $395, $978,
and $1,376,
respectively)
Interest                           159,620             109,543               59,086

                                   179,166             139,756               94,895

Expenses:
Investment advisory fee             28,059              27,902               26,644
Custodian and service agent fee     26,906              26,835               26,875
Professional fees                      842                 928                  893
Amortization of deferred
organization costs                     775                 775                  775
Director fees                          331                 379                  368
Printing                             3,183               3,272                3,323
Other                                    0                   0                    0

Total expenses before
reduction                           60,096              60,091               58,878
Expense reduction (increase)        20,011              20,231               20,815

                                    40,085              39,860               38,063


Net investment income              139,081              99,896               56,832

Gain (loss) on investments:
Net realized gain (loss)
on investments                    (146,752)           (301,008)            (447,920)
Net change in unrealized
appreciation on investments        146,248             171,356              222,916

Net gain (loss)                       (504)           (129,652)            (225,004)

Net increase (decrease) in
Net assets from operations  $       138,577  $         (29,756)       $    (168,172)

The accompanying notes are an integral part of the financial statement.

AUL American Series Fund, Inc.
STATEMENTS OF CHANGES IN NET ASSETS
                                         Portfolio

                                     Equity                               Money Market
                               Six months ended                         Six months ended
                                June 30, 2001         Year ended         June 30, 2001        Year ended
                                 (unaudited)         Dec. 31, 2000        (unaudited)        Dec. 31, 2000


Increase in net assets from operations:
Net investment income           $    653,730      $    1,504,228    $       3,563,246   $       6,961,844
Net realized gain (loss)           1,817,163           4,437,278                    0                   0
Net change in unrealized
appreciation                       6,306,036           7,031,798                    0                   0

Net increase (decrease) in net assets
from operations                    8,776,929          12,973,304            3,563,246           6,961,844


Dividends and distributions:
From net investment income                 0          (1,503,696)          (3,563,246)         (6,961,844)
From net realized gain                     0          (4,993,649)                   0                   0
Distributions in excess of realized gain   0                   0                    0                   0

Decrease                                   0          (6,497,345)          (3,563,246)         (6,961,844)


Shareholder transactions:
Proceeds from shares sold         23,573,250          11,616,596          713,565,637         228,941,817
Reinvested distributions                   0           6,086,104            3,366,313           5,990,511
Cost of shares redeemed          (15,681,157)        (20,708,505)        (701,471,386)       (220,842,388)

Increase (decrease)                7,892,093          (3,005,805)          15,460,564          14,089,940


Net increase (decrease)           16,669,022           3,470,154           15,460,564          14,089,940
Net assets at beginning of year   92,089,289          88,619,135          140,621,756         126,531,816

Net assets at end of year       $108,758,311     $    92,089,289      $   156,082,320     $   140,621,756



Shares sold                        1,292,354             658,719          713,565,637         228,941,817
Reinvested distributions                   0             342,609            3,366,313           5,990,511
Shares redeemed                     (859,491)         (1,278,979)        (701,471,386)       (220,842,388)


Net increase (decrease)              432,863            (277,651)          15,460,564          14,089,940
Shares outstanding at beginning of 5,241,003           5,518,654          140,621,756         126,531,816

Shares outstanding at end of year  5,673,866           5,241,003          156,082,320         140,621,756


The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
STATEMENTS OF CHANGES IN NET ASSETS
                                         Portfolio

                                         Bond                                            Managed
                                   Six months ended                         Six months ended
                                    June 30, 2001         Year ended         June 30, 2001        Year ended
                                     (unaudited)         Dec. 31, 2000        (unaudited)        Dec. 31, 2000


Increase in net assets from operations:
Net investment income                $   1,804,344       $  3,168,146       $  1,108,295        $   2,362,574
Net realized gain (loss)                   526,206           (616,562)         1,472,197            2,109,483
Net change in unrealized
appreciation                               (89,615)         2,485,282          3,052,417            4,588,118

Net increase (decrease) in net assets
from operations                          2,240,935          5,036,866          5,632,909            9,060,175


Dividends and distributions:
From net investment income                       0         (3,294,648)                 0           (2,354,868)
From net realized gain                           0                  0                  0           (2,227,727)
Distributions in excess of realized gain         0                  0                  0                    0

Decrease                                         0         (3,294,648)                 0           (4,582,595)


Shareholder transactions:
Proceeds from shares sold               19,628,988         16,646,159          7,189,337            3,979,165
Reinvested distributions                         0          3,151,765                  0            4,582,595
Cost of shares redeemed                (14,046,468)       (16,421,595)        (1,966,186)         (12,864,172)

Increase (decrease)                      5,582,520          3,376,329          5,223,151           (4,302,412)


Net increase (decrease)                  7,823,455          5,118,547         10,856,060              175,168
Net assets at beginning of year         54,946,525         49,827,978         68,991,568           68,991,568

Net assets at end of year       $       62,769,980      $  54,946,525      $  79,847,628      $    68,991,568



Shares sold                              1,817,590          1,545,920            503,747              617,270
Reinvested distributions                         0            300,454                  0                    0
Shares redeemed                         (1,303,829)        (1,555,396)          (137,392)          (1,001,607)


Net increase (decrease)                    513,761            290,978            366,355             (384,337)
Shares outstanding at beginning of year  5,231,777          4,940,799          4,986,080            5,370,417

Shares outstanding at end of year        5,745,538          5,231,777          5,352,435            4,986,080


The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
STATEMENTS OF CHANGES IN NET ASSETS
                                         Portfolio

                                         Tactical Asset                             Conservative Investor
                                   Six months ended                         Six months ended
                                    June 30, 2001         Year ended         June 30, 2001        Year ended
                                     (unaudited)         Dec. 31, 2000        (unaudited)        Dec. 31, 2000


Increase in net assets from operations:
Net investment income               $       60,129       $   143,368        $   139,081          $   302,900
Net realized gain (loss)                   298,601           265,226           (146,752)             166,905
Net change in unrealized
appreciation                              (130,435)           70,053            146,248             (169,354)

Net increase (decrease) in net assets
from operations                            228,295           478,647            138,577              300,451


Dividends and distributions:
From net investment income                       0          (265,519)                 0             (301,616)
From net realized gain                           0          (143,244)                 0             (264,782)
Distributions in excess of realized gain                           0                  0                    0               (11,178)

Decrease                                         0          (408,763)                 0             (577,576)


Shareholder transactions:
Proceeds from shares sold                  715,353           255,064            514,509            2,051,507
Reinvested distributions                         0           198,474                  0              206,765
Cost of shares redeemed                   (173,490)       (1,474,904)          (147,527)            (646,569)

Increase (decrease)                        541,863        (1,021,366)           366,982            1,611,703


Net increase (decrease)                    770,158          (951,482)           505,559            1,334,578
Net assets at beginning of year          4,203,225         5,154,707          7,841,219            6,506,641

Net assets at end of year       $        4,973,383       $ 4,203,225       $  8,346,778       $    7,841,219



Shares sold                                 55,464            20,918             52,602              204,297
Reinvested distributions                         0            15,958                  0               21,101
Shares redeemed                            (13,261)         (121,567)           (14,817)             (63,305)


Net increase (decrease)                     42,203           (84,691)            37,785              162,093
Shares outstanding at beginning of year    340,466           425,157            803,383              641,290

Shares outstanding at end of year          382,669           340,466            841,168              803,383

The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
STATEMENTS OF CHANGES IN NET ASSETS
                                         Portfolio

                                         Moderate Investor                         Aggressive Investor
                                   Six months ended                         Six months ended
                                    June 30, 2001         Year ended         June 30, 2001        Year ended
                                     (unaudited)         Dec. 31, 2000        (unaudited)        Dec. 31, 2000


Increase in net assets from operations:
Net investment income               $     99,896         $    223,444      $    56,832           $    139,819
Net realized gain (loss)                (301,008)             204,503         (447,920)               228,744
Net change in unrealized
appreciation                             171,356             (548,521)         222,916               (849,612)

Net increase (decrease) in net assets
from operations                          (29,756)            (120,574)        (168,172)              (481,049)


Dividends and distributions:
From net investment income                     0             (222,388)               0               (138,809)
From net realized gain                         0             (371,193)               0               (501,104)
Distributions in excess of realized gain       0              (16,506)               0               (7,564)

Decrease                                       0             (610,087)               0               (647,477)


Shareholder transactions:
Proceeds from shares sold                713,296              823,937          710,994              1,207,967
Reinvested distributions                       0              224,544                0                230,041
Cost of shares redeemed                 (180,246)            (340,522)         (97,681)              (686,970)

Increase (decrease)                      533,050              707,959          613,313                751,038


Net increase (decrease)                  503,294              (22,702)         445,141               (377,488)
Net assets at beginning of year        7,789,267             7,811,969       7,524,118              7,901,606

Net assets at end of year       $      8,292,561       $     7,789,267     $ 7,969,259       $      7,524,118



Shares sold                               74,770                79,757          77,453                114,115
Reinvested distributions                       0                23,351               0                 24,243
Shares redeemed                          (18,852)              (32,670)        (10,610)               (65,261)


Net increase (decrease)                   55,918                70,438          66,843                 73,097
Shares outstanding at beginning of year  815,200               744,762         800,044                726,947

Shares outstanding at end of year        871,118               815,200         866,887                800,044

The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
EQUITY PORTFOLIO
June 30, 2001
(unaudited)
                                                 Market
        Description                 Shares        Value

Common Stock (90.0%)
  Aerospace (1.9%)
    Boeing Co.                      14,000    $    778,400
    Precision Castparts Corp.       35,600       1,332,152

                                                 2,110,552

  Apparel (10.9%)
    Kellwood Co.                   130,600       3,016,860
    Liz Claiborne, Inc.             78,200       3,945,190
    Reebok International*          147,400       4,709,430

                                                11,671,480

  Automotive & Auto Parts (9.9%)
    Bandag, Inc.                    75,300       2,055,690
    Carlisle Companies, Inc.        71,600       2,496,692
    Ford Motor Co.                  92,600       2,273,330
    TBC Corp. *                    396,800       3,801,344
    Visteon Corp.                    2,900          53,302

                                                10,680,358

  Banks & Financial (10.3%)
    Bank One Corp.                  66,263       2,372,215
    Citigroup, Inc.                 55,821       2,949,582
    Ohio Casualty Corp.            134,600       1,743,070
    Washington Mutual, Inc.        108,127       4,060,169

                                                11,125,036

  Broadcasting & Publishing (2.3%)
    Chris-Craft Industries, Inc. *  30,743       2,195,050
    Meredith Corp.                   9,300         333,033

                                                 2,528,083

  Cement & Aggregates (2.8%)
    Lafarge Corp.                   91,800       3,076,218

                                                 3,076,218

  Chemicals (1.3%)
    Dow Chemical                    43,500       1,446,375

                                                 1,446,375

  Computer Hardware & Software (3.6%)
    Autodesk, Inc.                  76,600       2,857,180
    International Business
      Machines Corp.                 9,700       1,096,100

                                                 3,953,280

  Electrical Equipment & Electronics (5.1%)
    Baldor Electric Co.            152,380       3,256,361
    Kemet Corp.                    114,700       2,272,207

                                                 5,528,568

  Furniture  (5.4%)
    Hillenbrand Industries, Inc.    23,400  $    1,336,374
    Kimball International, Inc.
      Class "B"                     87,800       1,589,180
    La-Z-Boy, Inc.                 161,400       2,985,900

                                                 5,911,454

  Health Care (2.3%)
    McKesson HBOC, Inc.             66,600       2,472,192

                                                 2,472,192

  Housing (3.4%)
    Fleetwood Enterprises, Inc.    106,200       1,495,296
    Toll Brothers, Inc.             56,400       2,217,084

                                                 3,712,380

  Manufacturing (3.0%)
    Crane Co.                       43,000       1,333,000
    Trinity Industries              93,400       1,914,700

                                                 3,247,700

  Metals & Mining (7.0%)
    AK Steel Holding Corp.         140,400       1,760,616
    ALCOA, Inc.                     69,900       2,754,060
    Cleveland-Cliffs, Inc.          73,800       1,365,300
    Phelps Dodge Corp.              41,200       1,709,800

                                                 7,589,776

  Oil & Oil Services (5.9%)
    Royal Dutch Petroleum Co.       44,700       2,604,669
    Tidewater, Inc.                 45,900       1,730,430
    Valero Energy Corp.             56,300       2,070,714

                                                 6,405,813

  Paper & Forest Products (1.9%)
    Wausau-Mosinee Paper Corp.     159,300       2,053,377

                                                 2,053,377

  Retail (5.0%)
    Lands' End, Inc. *              77,950       3,129,693
    Longs Drug Stores, Inc.        108,000       2,327,400

                                                 5,457,093

  Transportation (4.0%)
    Alexander & Baldwin, Inc.       94,800       2,441,100
    Norfolk Southern Corp.          93,700       1,939,590

                                                 4,380,690

*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
EQUITY PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                      Market
        Description                      Shares        Value

Common Stock (90.0%) (continued)
  Miscellaneous (4.0%)
    Brunswick Corp.                      123,600    $  2,970,108
    Kelly Services, Inc.                  14,600         354,050
    Outback Steakhouse, Inc.              36,000       1,036,800

                                                       4,360,958

Total common stock (cost: $82,475,437)                97,711,383


Money Market Mutual Funds (4.4%)
  Federated Investors Prime Obligation  4,726,287    4,726,287


Total money market mutual funds(cost: $4,726,287)    4,726,287


                                      Interest        Maturity        Principal
        Description                     Rate            Date            Amount


Short-Term Notes (1.8%)
  General Electric Capital Corp.        3.652%        08/17/01     $  1,000,000    995,240
  John Deere Capital Corp.              3.632%        08/21/01        1,000,000    994,830


Total short-term notes (cost: $1,990,147)                                        1,990,070


Cash and Cash Equivalents (3.8%)
  BONY Cash Reserve                                                   4,107,091  4,107,091


Total cash and cash equivalents (cost: $4,107,091)                    4,107,091  4,107,091


Total Investments (cost: $93,298,962)                                       $  108,534,831

Percentages shown are based on total investments at market value.
All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
June 30, 2001
(unaudited)

                                                       Interest        Maturity        Principal       Market
        Description                                      Rate            Date            Amount        Value

Short-Term Notes (89.7%)
  U.S. Government & Agency Obligations (43.0%)
    Federal Farm Credit Bank Discount Notes              3.838%        08/13/01     $   5,000,000  $   4,977,306
    Federal Home Loan Bank Discount Notes                4.552%        07/03/01         5,000,000      4,998,750
    Federal Home Loan Bank Discount Notes                4.573%        07/05/01         2,500,000      2,498,744
    Federal Home Loan Bank Discount Notes                4.458%        07/06/01         6,400,000      6,396,060
    Federal Home Loan Bank Discount Notes                4.131%        07/20/01         9,000,000      8,980,594
    Federal Home Loan Bank Discount Notes                4.122%        07/25/01         3,000,000      2,991,840
    Federal Home Loan Bank Discount Notes                4.091%        08/01/01         5,000,000      4,982,563
    Federal Home Loan Bank Discount Notes                3.521%        09/19/01         3,000,000      2,976,733
    Federal Home Loan Bank Discount Notes                3.510%        09/19/01         3,500,000      3,472,933
    Federal Home Loan Mortgage Corp. Discount Notes      4.145%        07/06/01         5,000,000      4,997,146
    Federal Home Loan Mortgage Corp. Discount Notes      3.865%        08/09/01         4,000,000      3,983,403
    Federal Home Loan Mortgage Corp. Discount Notes      3.776%        08/16/01         5,000,000      4,976,106
    Federal National Mortgage Association Discount Notes 4.124%        07/05/01         3,000,000      2,998,637
    Federal National Mortgage Association Discount Notes 3.834%        08/02/01         4,000,000      3,986,489
    Federal National Mortgage Association Discount Notes 3.837%        08/23/01         4,000,000      3,977,622

                                                                                                      67,194,926

  Corporate Obligations (46.7%)
  Agricultural & Constructional Machinery (3.9%)
    John Deere Capital Corp.                             3.755%        07/10/01         2,500,000      2,500,000
    John Deere Capital Corp.                             4.193%        07/23/01         2,000,000      2,000,000
    John Deere Capital Corp.                             3.928%        08/07/01         1,500,000      1,500,000

                                                                                                       6,000,000

  Automotive (8.3%)
    Ford Motor Credit Corp.                              4.161%        07/27/01         2,000,000      2,000,000
    Ford Motor Credit Corp.                              4.142%        08/01/01         2,000,000      2,000,000
    Ford Motor Credit Corp.                              3.847%        08/30/01         2,000,000      2,000,000
    General Motors Acceptance Corp.                      3.805%        07/03/01         3,500,000      3,500,000
    General Motors Acceptance Corp.                      4.243%        07/20/01         2,000,000      2,000,000
    General Motors Acceptance Corp.                      4.213%        07/25/01         1,500,000      1,500,000

                                                                                                      13,000,000

  Business Finance (8.3%)
    CIT Group Holdings                                   4.750%        07/06/01         2,000,000      2,000,000
    CIT Group Holdings                                   4.750%        07/06/01         2,000,000      2,000,000
    CIT Group Holdings                                   4.194%        07/26/01         2,000,000      2,000,000
    General Electric Capital Corp.                       4.684%        07/10/01         3,000,000      3,000,000
    General Electric Capital Corp.                       4.233%        07/20/01         3,000,000      3,000,000
    General Electric Capital Corp.                       4.193%        07/25/01         1,000,000      1,000,000

                                                                                                      13,000,000


The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO (continued)
June 30, 2001
(unaudited)

                                                       Interest        Maturity        Principal       Market
        Description                                      Rate            Date            Amount        Value
Short-Term Notes (89.7%) (continued)
  Consumer Finance (7.7%)
    American Express Credit Corp.                        4.173%        07/30/01    $   2,000,000  $    2,000,000
    American Express Credit Corp.                        3.918%        08/07/01        1,500,000       1,500,000
    American Express Credit Corp.                        3.602%        09/19/01        2,000,000       2,000,000
    Household Finance Corp.                              4.132%        07/26/01        2,000,000       2,000,000
    Household Finance Corp.                              4.226%        07/27/01        3,000,000       3,000,000
    Household Finance Corp.                              3.765%        09/06/01        1,500,000       1,500,000

                                                                                                      12,000,000

  Information Technology (3.8%)
    International Business Machines Credit Corp.         4.193%        07/23/01        2,000,000       2,000,000
    International Business Machines Credit Corp.         3.631%        07/25/01        1,500,000       1,500,000
    International Business Machines Credit Corp.         4.101%        07/31/01        2,500,000       2,500,000

                                                                                                       6,000,000

  Insurance (2.6%)
    Prudential Funding Corp.                             3.581%        08/20/01        4,000,000       4,000,000

                                                                                                       4,000,000

  Oil & Oil Services (3.3%)
    Texaco, Inc.                                         3.947%        07/23/01        3,700,000       3,700,000
    Texaco, Inc.                                         3.782%        08/30/01        1,500,000       1,500,000

                                                                                                       5,200,000

  Telecommunications (8.8%)
    BellSouth Telecommunications                         3.831%        07/10/01        1,000,000         999,044
    BellSouth Telecommunications                         3.872%        07/16/01        3,500,000       3,494,385
    BellSouth Telecommunications                         3.581%        08/20/01        2,300,000       2,288,628
    Verizon Global Funding                               3.899%        07/16/01        3,000,000       2,995,150
    Verizon Global Funding                               3.894%        07/27/01        4,000,000       3,988,820

                                                                                                      13,766,027


    Total short-term notes (cost: $140,160,953)                                                      140,160,953



The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                         Market
        Description                         Shares        Value

Money Market Mutual Funds (9.6%)
    Dreyfus Masternote Account             7,492,040 $   7,492,040
    Federated Investors Prime Obligation   7,500,531     7,500,531


Total money market mutual funds (cost: $14,992,571)     14,992,571


Cash and Cash Equivalents (0.7%)
    BONY Cash Reserve                      1,154,412     1,154,412


Total cash and cash equivalents (cost: $1,154,412)       1,154,412


Total Investments (cost: $156,307,936)              $  156,307,936

Percentages shown are based on total investments at market value.
All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
BOND PORTFOLIO
June 30, 2001
(unaudited)

                                                       Interest        Maturity        Principal       Market
        Description                                      Rate            Date            Amount        Value

Long-Term Notes and Bonds (92.1%)
  U.S. Government & Agency Obligations (12.4%)
    Federal National Mortgage Association MTN             7.250%       05/15/30   $      550,000  $      595,198
    Federal Home Loan Mortgage Corp. MTN                  7.000%       03/15/10          500,000         528,905
    U.S. Treasury Bonds                                   8.000%       11/15/21        1,150,000       1,432,463
    U.S. Treasury Notes                                   9.125%       05/15/09        1,750,000       1,952,895
    U.S. Treasury Notes                                   5.000%       02/15/11          500,000         485,075
    U.S. Treasury Notes                                   7.250%       05/15/16        2,725,000       3,103,939

                                                                                                       8,098,475


  Mortgage-Backed and Asset-Backed Securities (45.7%)
    Federal National Mortgage Association CMO 1991-G46-G  7.500%       12/25/09          600,000         620,807
    Federal National Mortgage Association CMO 2001-31TB   6.000%       05/25/23        1,000,000       1,016,133
    Federal National Mortgage Association TBA             6.000%       06/25/15          800,000         788,672
    Federal National Mortgage Association TBA             6.000%       07/25/31        1,000,000         959,690
    Federal Home Loan Mortgage Corp. Gold Pool #E00543    6.000%       04/01/13          168,026         165,857
    Federal Home Loan Mortgage Corp. Gold Pool #G10817    6.000%       06/01/13          502,194         495,710
    Federal Home Loan Mortgage Corp. Gold Pool #E71048    6.000%       07/01/13           25,850          25,517
    Federal Home Loan Mortgage Corp. Gold Pool #E00565    6.000%       08/01/13          368,485         363,728
    Federal Home Loan Mortgage Corp. Gold Pool #E72468    5.500%       10/01/13          580,789         561,959
    Federal Home Loan Mortgage Corp. Gold Pool #E77035    6.500%       05/01/14          508,955         511,362
    Federal Home Loan Mortgage Corp. Gold Pool #E77962    6.500%       07/01/14          987,457         992,128
    Federal Home Loan Mortgage Corp. Gold Pool #E78727    6.500%       10/01/14           41,005          41,199
    Federal Home Loan Mortgage Corp. Gold Pool #E00957    6.000%       02/01/16        1,168,188       1,152,745
    Federal Home Loan Mortgage Corp. Gold Pool #E82543    6.500%       03/01/16        1,478,456       1,485,449
    Federal Home Loan Mortgage Corp. Gold Pool #C14364    6.500%       09/01/28          532,207         525,501
    Federal Home Loan Mortgage Corp. Gold Pool #C14872    6.500%       09/01/28          138,632         136,885
    Federal Home Loan Mortgage Corp. Gold Pool #C20300    6.500%       01/01/29          946,592         934,665
    Federal Home Loan Mortgage Corp. Gold Pool #C41636    8.000%       08/01/30          649,463         670,499
    Federal Home Loan Mortgage Corp. Series 2075
      Class PE CMO                                        6.500%       04/15/21          400,000         410,124
    Federal Home Loan Mortgage Corp. Series 2115
      Class PL CMO                                        6.000%       11/15/10        1,200,000       1,207,116
    Federal Home Loan Mortgage Corp. Series 2114
      Class QD CMO                                        5.750%       06/15/21        1,000,000       1,002,500
    Federal Home Loan Mortgage Corp. Series 2315
      Class OT CMO                                        5.500%       09/15/23          850,000         843,353
    Federal Home Loan Mortgage Corp. Gold Pool            6.500%       06/01/29          305,515         301,473
    Federal Home Loan Mortgage Corp. Gold Pool            6.500%       07/01/29        1,837,284       1,812,977
    Federal Home Loan Mortgage Corp. Gold Pool            6.500%       07/01/29          891,683         879,886
    Federal Home Loan Mortgage Corp. Gold Pool            7.000%       12/01/29        1,062,203       1,068,842
    Federal Home Loan Mortgage Corp. Gold Pool            7.000%       01/01/30          633,586         637,546
    FNMA Pool #253798                                     6.000%       05/01/16           26,150          25,779
    FNMA Pool #578974                                     6.000%       05/01/16          961,631         948,014
    FNMA Pool #585097                                     6.000%       05/01/16        1,096,055       1,080,534
    FNMA Pool #582025                                     6.000%       05/01/31          400,000         384,080
    FNMA Pool #584953                                     7.500%       06/01/31          500,050         510,466
    GNMA Pool #424739                                     7.500%       05/15/26          312,453         321,024
    GNMA Pool #415539                                     8.000%       07/15/27          148,625         154,157
    GNMA Pool #443216                                     8.000%       07/15/27          304,368         315,697

(continued on next page)
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
BOND PORTFOLIO (continued)
June 30, 2001
(unaudited)

                                                       Interest        Maturity        Principal       Market
        Description                                      Rate            Date            Amount        Value


Long-Term Notes and Bonds (92.1%) (continued)
  Mortgage-Backed and Asset-Backed Securities (45.7%) (continued)
    GNMA Pool #452827                                    7.500%        02/15/28   $      217,901   $     223,878
    GNMA Pool #529534                                    8.000%        08/15/30          657,015         680,851
    GNMA Pool #511723                                    7.500%        10/15/30          955,803         980,826
    GNMA Pool #479743                                    7.500%        11/15/30          781,530         801,991
    GNMA Pool #511778                                    7.500%        11/15/30          441,823         453,390
    GNMA Pool #540356                                    7.000%        05/15/31        1,898,528       1,917,456
    MSDWC 00-1345                                        7.576%        09/03/10          500,000         517,255
    PSE&G Transition Funding, LLC 2001-1-A3              5.980%        06/15/08        1,000,000       1,019,370

                                                                                                      29,947,091

Corporate Obligations (34.0%)
  Banking (0.6%)
    PNC Funding Corp. Notes                              6.875%        03/01/03          400,000         410,920

                                                                                                         410,920

  Business Finance (2.7%)
    Citigroup, Inc.                                      5.700%        02/06/04          500,000         504,690
    General Electric Capital Corp.                       7.000%        02/03/03          800,000         828,952
    Newcourt Credit Corp.                                7.125%        12/17/03          400,000         413,536

                                                                                                       1,747,178

  Chemicals (2.8%)
    Equistar Chemicals LP                                8.750%        02/15/09          600,000         548,724
    ICI Wilmington Notes                                 6.750%        09/15/02          600,000         608,628
    Praxair, Inc.                                        6.750%        03/01/03          700,000         717,122

                                                                                                       1,874,474

  Consumer Non-Durables (1.4%)
    Anheuser-Busch Cos. Inc. Debentures                  6.750%        12/15/27          400,000         395,048
    Conagra, Inc.                                        7.875%        09/15/10          500,000         521,085

                                                                                                         916,133

  Consumer Services (1.9%)
    Service Corp. International                          6.875%        10/01/07          900,000         738,000
    Waste Management, Inc.                               7.375%        08/01/10          500,000         500,750

                                                                                                       1,238,750

  Electric Utility (3.5%)
    AES Corp.                                            9.375%        09/15/10          500,000         502,325
    Dominion Resources                                   7.050%        03/15/05          600,000         608,586
    Entergy Mississippi                                  7.750%        02/15/03          700,000         717,570
    Hydro-Quebec Debenture                               8.050%        07/07/24          400,000         448,764

                                                                                                       2,277,245


The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
BOND PORTFOLIO (continued)
June 30, 2001
(unaudited)

                                                       Interest        Maturity        Principal       Market
        Description                                      Rate            Date            Amount        Value


Long-Term Notes and Bonds (92.1%) (continued)
Corporate Obligations (34.0%) (continued)
  Energy (3.7%)
    Mirant Americas Generation, Inc.                     9.125%        05/01/31    $   1,000,000  $    1,040,350
    PG & E National Energy Group                        10.375%        05/16/11          600,000         599,812
    Petroliam Nasional Berhad Notes                      7.125%        10/18/06          500,000         502,235
    Union Pacific Resources Debentures                   7.050%        05/15/18          300,000         294,096

                                                                                                       2,436,493
  Finance Company (1.6%)
    Ford Motor Credit Corp. Notes                        7.600%        08/01/05          500,000         524,760
    PEMEX Finance                                        9.140%        08/15/04          500,000         530,778

                                                                                                       1,055,538

  Gas Utility/Gas Pipeline (1.1%)
    El Paso Natural Gas Company Notes                    7.750%        01/15/02          200,000         202,204
    Kinder Morgan                                        7.500%        11/01/10          500,000         516,870

                                                                                                         719,074

  Health Care (2.3%)
    American Home Products, Inc.                         5.875%        03/15/04          500,000         502,505
    Beckman Coulter                                      7.450%        03/04/08          500,000         498,390
    Boston Scientific                                    6.625%        03/15/05          500,000         483,000

                                                                                                       1,483,895

  Media (1.6%)
    AOL Time Warner, Inc.                                6.125%        04/15/06          500,000         498,595
    Cox Entertainment                                    8.000%        02/15/07          500,000         521,470

                                                                                                       1,020,065

  Other Finance (3.1%)
    ERAC USA                                             6.375%        05/15/03          500,000          503,765
    Household Finance Corp.                              6.500%        01/24/06          500,000          508,315
    Osprey Trust                                         8.310%        01/15/03        1,000,000        1,029,590

                                                                                                        2,041,670

  Paper & Forest Products (1.1%)
    Abitibi-Consolidated                                 8.850%        08/01/30          700,000          724,787

                                                                                                          724,787

  Real Estate Investment Trust (REIT) (0.8%)
    Simon Property Group, Inc.                           6.750%        02/09/04          500,000          501,930

                                                                                                          501,930


The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
BOND PORTFOLIO (continued)
June 30, 2001
(unaudited)

                                                       Interest        Maturity        Principal       Market
        Description                                      Rate            Date            Amount        Value

Long-Term Notes and Bonds (92.1%) (continued)
Corporate Obligations (34.0%) (continued)
  Telecommunications (4.2%)
    France Telecom                                       8.500%        03/01/31    $     500,000   $     522,895
    GTE Corp. Debentures                                 6.940%        04/15/28          500,000         469,535
    KPN NV                                               7.500%        10/01/05          250,000         247,778
    Sprint Capital Corp.                                 7.625%        01/30/11          500,000         494,160
    U.S. West Capital Funding                            6.250%        07/15/05          500,000         497,520
    Worldcom, Inc.                                       7.375%        01/15/06          500,000         509,250

                                                                                                       2,741,138

  Transportation (1.6%)
    Continental Airlines 1999-01A-A EETC                 6.545%        08/02/20          561,564         543,773
    United Airlines 2000-2 A2 EETC                       7.186%        04/01/11          500,000         509,980

                                                                                                       1,053,753


Total corporate obligations                                                                           22,243,043


Total long-term notes and bonds (cost: $59,672,909)                                                   60,288,609




        Description                                                                     Shares


Money Market Mutual Funds (1.1%)
  Federated Investors Prime Obligation                                                  714,206          714,206


Total money market mutual funds (cost: $714,206)                                                         714,206

Mutual Funds (2.3%)
  Federated High Yield Fund                                                             239,920        1,513,894


Total mutual funds (cost: $1,749,998)                                                                  1,513,894

Cash and Cash Equivalents (4.5%)
  BONY Cash Reserve                                                                   2,923,211        2,923,211


Total cash and cash equivalents (cost: $2,923,211)                                                     2,923,211


Total Investments (cost: $65,060,324)                                                         $       65,439,920

Percentages shown are based on total investments at market value.
All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
June 30, 2001
(unaudited)
                                                 Market
        Description                 Shares        Value

Common Stock (64.0%)
  Aerospace (1.1%)
    Boeing Co.                       6,500     $    361,400
    Precision Castparts Corp.       14,600          546,331

                                                    907,731

  Apparel (7.2%)
    Kellwood Co.                    68,900        1,591,590
    Liz Claiborne, Inc.             39,400        1,987,730
    Reebok International*           67,300        2,150,235

                                                  5,729,555

  Automotive & Auto Parts (7.1%)
    Bandag, Inc.                    39,700        1,083,810
    Carlisle Companies, Inc.        38,600        1,345,982
    Ford Motor Co.                  49,800        1,222,590
    TBC Corp.*                     204,100        1,955,278
    Visteon Corp.                    1,300           23,894

                                                  5,631,554

  Banks & Financial (7.0%)
    Bank One Corp.                  36,385        1,302,583
    Citigroup, Inc.                 27,028        1,428,160
    Ohio Casualty Corp.             59,800          774,410
    Washington Mutual, Inc.         52,357        1,966,005

                                                  5,471,158

  Broadcasting & Publishing (1.4%)
    Chris-Craft Industries, Inc. *  12,448          888,787
    Meredith Corp.                   6,600          236,346

                                                  1,125,133

  Cement & Aggregates (2.0%)
    Lafarge Corp.                   47,400        1,588,374

                                                  1,588,374

  Chemicals (1.2%)
    Dow Chemical                    27,600          917,700

                                                    917,700

  Computer Hardware & Software (2.7%)
    Autodesk, Inc.                  41,100        1,533,030
    International Business
      Machines Corp.                 5,700          644,100

                                                  2,177,130

  Electrical Equipment & Electronics (3.7%)
    Baldor Electric Co.             80,700        1,724,559
    Kemet Corp.                     63,000        1,248,030

                                                  2,972,589

  Furniture (3.9%)
    Hillenbrand Industries, Inc.    10,900          622,499
    Kimball International, Inc.
      Class "B"                     47,800          865,180
    La-Z-Boy, Inc.                  87,300        1,615,050

                                                  3,102,729

  Health Care (1.7%)
    McKesson HBOC, Inc.             36,600        1,358,592

                                                  1,358,592

  Housing (2.4%)
    Fleetwood Enterprises, Inc.     53,400          751,872
    Toll Brothers, Inc.             30,000        1,179,300

                                                  1,931,172

  Manufacturing (2.3%)
    Crane Co.                       23,800          737,800
    Trinity Industries              51,500        1,055,750

                                                  1,793,550

  Metals & Mining (5.2%)
    AK Steel Holding Corp        .  76,800          963,072
    ALCOA, Inc.                     36,900        1,453,860
    Cleveland-Cliffs, Inc.          40,400          747,400
    Phelps Dodge Corp.              22,400          929,600

                                                  4,093,932

  Oil & Oil Services (4.0%)
    Royal Dutch Petroleum Co.       24,300        1,415,961
    Tidewater, Inc.                 17,200          648,440
    Valero Energy Corp.             30,300        1,114,434

                                                  3,178,835

  Paper & Forest Products (1.4%)
    Wausau-Mosinee Paper Corp.      88,400        1,139,476

                                                  1,139,476

  Retail (3.7%)
    Lands' End, Inc. *              42,400        1,702,360
    Longs Drug Stores, Inc.         59,000        1,271,450

                                                  2,973,810

  Transportation (3.0%)
    Alexander & Baldwin, Inc.       52,000        1,339,000
    Norfolk Southern Corp.          51,600        1,068,120

                                                  2,407,120

*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                 Market
        Description                 Shares        Value
Common Stock (64.0%) (continued)
  Miscellaneous (3.0%)
    Brunswick Corp.                 67,800    $   1,629,234
    Kelly Services, Inc.             7,300          177,025
    Outback Steakhouse, Inc.        20,300          584,640

                                                  2,390,899

Total common stock (cost: $43,295,635)           50,891,039



                                                       Interest        Maturity        Principal       Market
        Description                                      Rate            Date            Amount        Value


Long-Term Notes and Bonds (30.9%)
  U.S. Government and Agency Obligations (4.4%)
    Federal National Mortgage Association MTN            5.750%        04/15/03  $       200,000        204,123
    U.S. Treasury Bonds                                  8.000%        11/15/21          200,000        249,124
    U.S. Treasury Notes                                  4.750%        02/15/04          750,000        754,215
    U.S. Treasury Notes                                  9.125%        05/15/09          375,000        418,478
    U.S. Treasury Notes                                  5.000%        02/15/11          300,000        291,045
    U.S. Treasury Notes                                  7.250%        05/15/16        1,125,000      1,281,443
    U.S. Treasury Notes                                  6.125%        08/15/29          250,000        258,945

                                                                                                      3,457,373


  Mortgage-Backed and Asset-Backed Securities (14.6%)
    Federal Home Loan Mortgage Corp. Gold Pool #E00543   6.000%        04/01/13          345,195        340,738
    Federal Home Loan Mortgage Corp. Gold Pool #E77962   6.500%        07/01/14          617,160        620,080
    Federal Home Loan Mortgage Corp. Gold Pool #E00878   6.500%        07/01/15          457,139        459,301
    Federal Home Loan Mortgage Corp. Gold Pool #E00957   6.000%        02/01/16        1,002,695        989,439
    Federal Home Loan Mortgage Corp. Gold Pool #C14872   6.500%        09/01/28          518,915        512,377
    Federal Home Loan Mortgage Corp. Series 2075
      Class PE CMO                                       6.500%        04/15/21          300,000        307,593
    Federal Home Loan Mortgage Corp. Series 2115
      Class PL CMO                                       6.000%        11/15/10          400,000        402,372
    Federal Home Loan Mortgage Corp. Series 2114
      Class QD CMO                                       5.750%        06/15/21          700,000        701,750
    Federal Home Loan Mortgage Corp. Series 2315
      Class OT CMO                                       5.500%        09/15/23          300,000        297,654
    Federal Home Loan Mortgage Corp. Discount Notes      6.500%        07/01/29          918,642        906,488
    FNMA Pool #574922                                    6.000%        04/01/16           38,438         37,894
    FNMA Pool #579170                                    6.000%        04/01/16          554,894        547,037
    FNMA Pool #579950                                    6.000%        05/01/31          500,050        480,148
    FNMA Pool #584953                                    7.500%        06/01/31          400,040        408,373
    GNMA Pool #422407                                    6.500%        01/15/26          128,200        127,258
    GNMA Pool #425983                                    6.500%        03/15/26          218,523        216,780
    GNMA Pool #424578                                    6.500%        04/15/26          316,380        313,855
    GNMA Pool #431962                                    6.500%        05/15/26          237,611        235,715
(continued on next page)

The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                       Interest        Maturity        Principal       Market
        Description                                      Rate            Date            Amount        Value

Long-Term Notes and Bonds (30.9%) (continued)
  Mortgage-Backed and Asset-Backed Securities (14.6%) (continued)
    GNMA Pool #436741                                    7.500%        01/15/27   $       262,611  $     269,814
    GNMA Pool #443216                                    8.000%        07/15/27           159,214        165,140
    GNMA Pool #451312                                    8.000%        07/15/27           101,110        104,874
    GNMA Pool #479743                                    7.500%        11/15/30           781,530        801,991
    GNMA Pool #511778                                    7.500%        11/15/30           441,823        453,390
    GNMA Pool #542083                                    7.000%        01/15/31           999,999      1,009,969
    MSDWC 00-1345                                        7.576%        09/03/10           300,000        310,353
    PSE&G Transition Funding, LLC 2001-1-A3              5.980%        06/15/08           600,000        611,622

                                                                                                      11,632,005

Corporate Obligations (11.9%)
  Banking (0.4%)
    PNC Funding Corp. Notes                              6.875%        03/01/03           300,000        308,190

                                                                                                         308,190

  Business Finance (0.4%)
    Citigroup, Inc.                                      5.700%        02/06/04           200,000        201,876
    Newcourt Credit Corp.                                7.125%        12/17/03           150,000        155,076

                                                                                                         356,952

  Chemicals (0.7%)
    Equistar Chemicals LP                                8.750%        02/15/09           200,000        182,908
    ICI Wilmington Notes                                 6.750%        09/15/02           400,000        405,752

                                                                                                         588,660

  Consumer Non-Durables (1.0%)
    Anheuser-Busch Cos. Inc. Debentures                  6.750%        12/15/27           450,000        444,429
    Conagra, Inc.                                        7.875%        09/15/10           300,000        312,651

                                                                                                         757,080

  Consumer Services (0.6%)
    Service Corp. International                          6.875%        10/01/07           200,000        164,000
    Waste Management, Inc.                               7.375%        08/01/10           300,000        300,450

                                                                                                         464,450

  Electric Utility (0.9%)
    Dominion Resources                                   7.050%        03/15/05           400,000        405,724
    Hydro-Quebec Debenture                               8.050%        07/07/24           250,000        280,478

                                                                                                         686,202

  Energy (1.1%)
    PG & E National Energy Group                        10.375%        05/16/11           200,000        199,937
    Petroliam Nasional Berhad Notes                      7.125%        10/18/06           500,000        502,235
    Union Pacific Resources Debentures                   7.050%        05/15/18           250,000        245,080

                                                                                                         947,252


The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                       Interest        Maturity        Principal       Market
        Description                                      Rate            Date            Amount        Value

Long-Term Notes and Bonds (30.9%) (continued)
Corporate Obligations (11.9%) (continued)
  Finance Company (0.5%)
    Ford Motor Credit Corp. Notes                        7.600%        08/01/05   $      150,000   $     157,428
    PEMEX Finance                                        9.140%        08/15/04          200,000         212,311

                                                                                                         369,739

  Gas Utility/Gas Pipeline (0.5%)
    El Paso Natural Gas Company Notes                    7.750%        01/15/02          100,000         101,102
    Kinder Morgan                                        7.500%        11/01/10          300,000         310,122

                                                                                                         411,224

  Health Care (0.7%)
    American Home Products, Inc.                         5.875%        03/15/04          200,000         201,002
    Beckman Coulter                                      7.450%        03/04/08          150,000         149,517
    Boston Scientific                                    6.625%        03/15/05          175,000         169,050

                                                                                                         519,569

  Media (0.9%)
    AOL Time Warner, Inc.                                6.125%        04/15/06          400,000         398,876
    Cox Entertainment                                    8.000%        02/15/07          300,000         312,882

                                                                                                         711,758

  Other Finance (1.2%)
    ERAC USA                                             6.375%        05/15/03          260,000         261,958
    Household Finance Corp.                              6.500%        01/24/06          300,000         304,989
    Osprey Trust                                         8.310%        01/15/03          350,000         360,357

                                                                                                         927,304

  Paper & Forest Products (0.3%)
    Abitibi-Consolidated                                 8.850%        08/01/30          200,000         207,082

                                                                                                         207,082

  Real Estate Investment Trust (REIT) (0.2%)
    Simon Property Group, Inc.                           6.750%        02/09/04          150,000         150,579

                                                                                                         150,579

  Telecommunications (1.9%)
    France Telecom                                       8.500%        03/01/31          200,000         209,158
    GTE Corp. Debentures                                 6.940%        04/15/28          350,000         328,675
    Sprint Capital Corp.                                 7.625%        01/30/11          400,000         395,328
    U.S. West Capital Funding                            6.250%        07/15/05          300,000         298,512
    Worldcom, Inc.                                       7.375%        01/15/06          300,000         305,550

                                                                                                       1,537,223


The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                       Interest        Maturity        Principal       Market
        Description                                      Rate            Date            Amount        Value

Long-Term Notes and Bonds (30.9%) (continued)
Corporate Obligations (11.9%) (continued)
  Transportation (0.6%)
    Continental Airlines 1999-01A-A EETC                 6.545%        08/02/20   $      187,188    $    181,258
    United Airlines 2000-2 A2 EETC                       7.186%        04/01/11          300,000         305,988

                                                                                                         487,246


Total corporate obligations                                                                            9,430,510


Total long-term notes and bonds (cost: $24,278,288)                                                   24,519,888




        Description                                                                       Shares



Money Market Mutual Funds (3.3%)
  Federated Investors Prime Obligation                                                   2,623,272     2,623,272


Total money market mutual funds (cost: $2,623,272)                                                     2,623,272


Mutual Funds (0.9%)
  Federated High Yield Fund                                                                109,246       689,343


Total mutual funds (cost: $775,000)                                                                      689,343


Cash and Cash Equivalents (0.9%)
  BONY Cash Reserve                                                                        734,922       734,922


Total cash and cash equivalents (cost: $734,922)                                                         734,922


Total Investments (cost: $71,707,117)                                                          $      79,458,464

Percentages shown are based on total investments at market value.
All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
TACTICAL ASSET ALLOCATION PORTFOLIO
June 30, 2001
(unaudited)
                                                 Market
        Description                 Shares        Value

Common Stock (63.6%)
  Automotive & Auto Parts (1.9%)
    Ford Motor Co.                   4,000     $     98,200

                                                     98,200

  Banks & Financial (13.4%)
    AMBAC Financial Group, Inc.      1,800          104,346
    Bank America Corp.               2,000          120,060
    BB & T Corp.                     2,000           73,400
    Comerica, Inc.                   1,000           57,600
    Fleet Boston Financial Corp.     2,370           93,497
    JP Morgan & Chase & Co.          2,550          113,730
    Washington Mutual, Inc.          3,000          112,650

                                                    675,283

  Chemicals (2.0%)
    E.I Dupont De Nemours & Co.      2,100          101,304

                                                    101,304

  Computer Hardware & Software (4.3%)
    Compaq Computer Corp.            7,400          114,626
    Computer Associates
      International, Inc.            2,900          104,400

                                                    219,026

  Electrical Equipment &Electronics (5.4%)
    Intel Corp.                      3,600          105,300
    Raytheon Co.                     2,300           60,950
    SCI Systems, Inc.                4,100          104,550

                                                    270,800

  Health Care (2.8%)
    Merck & Co.                        600           38,346
    Wellpoint Health
      Networks, Inc.                 1,100          103,664

                                                    142,010

  Investment Management (1.9%)
    Alliance Capital Management
      Holdings LLP                   1,200           63,672
    T Rowe Price Group, Inc.           900           33,651

                                                     97,323

  Manufacturing (3.8%)
    Honeywell International, Inc.    2,800           97,972
    Tyco International Ltd.          1,700           92,650

                                                    190,622

  Metals & Mining (0.6%)
    ALCOA, Inc.                        800           31,520

                                                     31,520

  Oil & Oil Services (8.4%)
    Devon Energy Corp.               1,800           94,500
    Diamond Offshore Drilling        3,000           99,150
    Exxon Mobil Corp.                1,100           96,085
    Texaco, Inc.                     2,000          133,200

                                                    422,935

  Real Estate (2.5%)
    RFS Hotel Investors, Inc.        8,000          126,320

                                                    126,320

  Telecommunications (11.2%)
    Alltel Corp.                     1,600           98,016
    Sprint Corp.                     6,400          136,704
    Tycom Ltd.                       6,800          116,960
    Verizon Communications, Inc.     2,000          107,000
    Worldcom, Inc.                   7,000          104,720
    Worldcom, Inc. - MCI Group         240            3,864

                                                    567,264

  Miscellaneous (5.4%)
    Delta Air Lines, Inc.            1,200           52,896
    FEDEX Corp.                      2,400           96,480
    Fox Entertainment Group, Inc.    1,600           44,640
    Walt Disney Co.                  2,800           80,892

                                                    274,908

Total common stock (cost: $3,074,945)             3,217,515



*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
TACTICAL ASSET ALLOCATION PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                       Interest        Maturity        Principal       Market
        Description                                      Rate            Date            Amount        Value

Long-Term Notes & Bonds (20.8%)
  U.S. Government and Agency Obligations (3.9%)
    Federal National Mortgage Association MTN             5.750%       02/15/08   $      200,000  $      198,781

                                                                                                         198,781

Corporate Obligations (16.9%)
  Banking (7.1%)
    Bank of America                                       7.400%       01/15/11          200,000         207,755
    First Union National-N.C.                             6.180%       02/15/36          150,000         149,603

                                                                                                         357,358

  Electric Utility (2.5%)
    Washington Water Power                                5.990%       12/10/07          150,000         124,535

                                                                                                         124,535

  Finance Company (1.5%)
    Commercial Credit Co.                                 6.625%       06/01/15           75,000          76,449

                                                                                                          76,449

  Radio (2.0%)
    Cox Radio, Inc.                                       6.375%       05/15/05          100,000          99,263

                                                                                                          99,263

  Real Estate Investment Trust (REIT) (3.8%)
    New Plan                                              7.400%       09/15/09          200,000         191,136

                                                                                                         191,136

Total corporate obligations                                                                              848,741


Total long-term notes and bonds (cost: $1,084,059)                                                     1,047,522


Short-Term Notes and Bonds (3.0%)
PHH Corp.                                                 7.020%       11/09/01          150,000         151,499

                                                                                                         151,499


Total short-term notes and bonds (cost: $149,974)                                                        151,499

Cash and Cash Equivalents (12.6%)
BONY Cash Reserve                                                                        639,358         639,358

Total cash and cash equivalents (cost: $639,358)                                                         639,358


Total Investments (cost: $4,948,336)                                                           $       5,055,894

Percentages shown are based on total investments at market value.
All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
CONSERVATIVE INVESTOR PORTFOLIO
June 30, 2001
(unaudited)
                                                 Market
        Description                 Shares        Value

Common Stock (40.9%)
  Advertising (0.1%)
    Lamar Advertising Co.              210    $       9,240
    Publicis Groupe ADR                100            2,450

                                                     11,690

  Aerospace (0.4%)
    Boeing Co.                         150            8,340
    Precision Castparts Corp.          700           26,193

                                                     34,533

  Apparel (2.4%)
    Kellwood Co.                     2,450           56,595
    Liz Claiborne, Inc.              1,300           65,585
    Reebok International*            2,300           73,485

                                                    195,665

  Automotive & Auto Parts (2.4%)
    Bandag, Inc.                     1,300           35,490
    Carlisle Companies, Inc.         1,250           43,588
    Ford Motor Co.                   1,500           36,825
    TBC Corp.*                       7,200           68,975
    Toyota Motor Corp.
      Sponsored ADR                    163           11,483

                                                    196,361

  Banks (1.3%)
    Abbey National PLC                 426           14,914
    Banco Santander CEN
      Sponsored ADR                  1,000            9,190
    Bank One Corp.                   1,100           39,379
    Deutsche Bank
      Sponsored ADR                     67            4,787
    HSBC Holdings PLC
      Sponsored ADR                    200           11,980
    National Australia
    Bank LTD ADR                       100            8,846
    San Paolo-IMI SPA
      Sponsored ADR                    300            7,824
    Sumitomo Mitsui Banking Corp.      600            4,950
    UBS Registered                      30            4,260

                                                    106,130

  Biotechnology (0.4%)
    Amgen, Inc.                        330           20,024
    Biogen, Inc.                       180            9,785

                                                     29,809


  Broadcasting & Publishing (0.4%)
    Chris-Craft Industries, Inc.*      221           15,779
    Reed International
      PLC Sponsored ADR                300           10,620
    VNU N.V. Sponsored ADR             201            6,806

                                                     33,205

  Cement & Aggregates (0.7%)
    Lafarge Corp.                    1,700           56,966

                                                     56,966

  Chemicals (0.4%)
    Aventis SA ADR                     100            7,989
    Dow Chemical                       850           28,263
    Syngenta AG - ADR                   12              130

                                                     36,382

  Computer Equipment &
   Hardware (1.7%)
    Canon, Inc. Sponsored ADR          200            8,240
    Cisco Systems, Inc.              2,140           38,947
    Dell Computer Corp.              1,240           32,426
    EMC Corp.                          290            8,425
    Ingram Micro, Inc. - CL A          690            9,998
    International Business
      Machines Corp.                   260           29,380
    Sun Microsystems, Inc.           1,000           15,720

                                                    143,136

  Computer Software &
   Services (2.8%)
    Autodesk, Inc.                   1,300           48,490
    BEA Systems, Inc.                  220            6,756
    Computer Associates
      International, Inc.            1,040           37,440
    Microsoft, Inc.                  1,560          113,879
    Oracle Corp.                     1,620           30,780

                                                    237,345

  Cosmetics & Toiletries (0.1%)
    KAO Corp. ADR                       12            2,983
    Kimberly Clark Corp.               120            6,708

                                                      9,691


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
CONSERVATIVE INVESTOR PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                 Market
        Description                 Shares        Value

Common Stock (40.9%) (continued)
  Diversified Operations (0.2%)
    Cendant Corp.                      400    $       7,800
    Hutchison Whampoa Ltd. ADR         100            5,048
    Vivendi Universal
    Sponsored ADR                      100            5,800

                                                     18,648

  Electrical Equipment &
   & Electronics (3.3%)
    Baldor Electric Co.              2,700           57,698
    Hitachi LTD  Sponsored ADR         100            9,899
    Intel Corp.                      2,520           73,710
    Kemet Corp.                      1,950           38,630
    Kyocera Corp. Sponsored ADR        100            8,909
    Linear Technology Corp.            340           15,035
    Matsushita Electrical
    Industrial Co. LTD - ADR           500            7,900
    National Semiconductor Corp.       930           27,082
    NEC Corp. - Sponsored ADR          500            6,855
    Philips Electronics - NY SHR       294            7,770
    Sony Corp. ADR                     100            6,580
    ST Microelectronics N.V. ADR       100            3,400
    Texas Instruments, Inc.            430           14,126

                                                    277,594

  Financial Services (1.9%)
    American Express Co.               170            6,596
    Citigroup, Inc.                  1,003           52,998
    ING Groep N.V.
      Sponsored ADR                    100            6,587
    Mitsubishi Tokyo
      Financial Group, Inc. ADR        500            4,230
    Orix Corporation
      Sponsored ADR                    100            4,880
    TD Waterhouse Group, Inc.          630            6,571
    USA Education, Inc.                100            7,300
    Washington Mutual, Inc.          1,800           67,590

                                                    156,752

  Food, Beverage, Tobacco (1.1%)
    Anheuser-Busch Companies, Inc.     190            7,828
    Companhia de Bebidas ADR           100            2,315
    Groupe Danone Sponsored ADR        200            5,470
    Nestle SA Sponsored ADR            200           10,626
    Outback Steakhouse, Inc.           960           27,648
    Pepsi Bottling Group, Inc.         340           13,634
    Pepsico, Inc.                      530           23,426

                                                     90,947

  Furniture (1.3%)
    Hillenbrand Industries, Inc.       500           28,555
    Kimball International, Inc.
      Class "B"                      1,550           28,055
    La-Z-Boy, Inc.                   2,750           50,875

                                                    107,485

  Hospitals (0.3%)
    Triad Hospitals, Inc.              280            8,070
    Universal Health Services, Inc. -
      Class "B"                        390           17,745

                                                     25,815

  Housing (0.8%)
    Fleetwood Enterprises, Inc.      2,200           30,976
    Toll Brothers, Inc.              1,000           39,310

                                                     70,286

  Insurance (0.8%)
    AFLAC, Inc.                        320           10,077
    AXA-UAP Sponsored ADR              400           11,268
    Ohio Casualty Corp.              3,250           42,088

                                                     63,433

  Internet Services (0.1%)
    Yahoo!, Inc.                       360            7,196

                                                      7,196

  Investment Management (0.2%)
    Stilwell Financial, Inc.           560           18,794

                                                     18,794

  Managed Health Care (0.1%)
    Aetna U.S. Healthcare - WI         270            6,985

                                                      6,985

  Manufacturing (2.1%)
    Crane Co.                          650           20,150
    General Electric Co.             2,230          108,712
    Siemens AG                         150            9,284
    Trinity Industries               1,700           34,850

                                                    172,996

  Medical Instrumentation (0.2%)
    Medtronic, Inc.                    310           14,263

                                                     14,263


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
CONSERVATIVE INVESTOR PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                 Market
        Description                 Shares        Value

Common Stock (40.9%) (continued)
  Medical Supply (0.7%)
    Bergen Brunswig- Cl "A"            580    $      11,148
    McKesson HBOC, Inc.              1,200           44,544

                                                     55,692

  Merchandising -
   Food & Drug (0.6%)
    Ito-Yokado Co. Ltd.
      Sponsored ADR                    200            9,200
    Longs Drug Stores, Inc.          1,900           40,945

                                                     50,145

  Metals & Mining (1.7%)
    AK Steel Holding Co.             2,550           31,976
    ALCOA, Inc.                      1,200           47,280
    Anglo American PLC ADR             100            1,497
    BHP Limited Sponsored ADR          200            4,350
    CIA Vale Do Rio Doce -
      Sponsored ADR                    100            2,320
    Cleveland-Cliffs, Inc.           1,150           21,275
    Phelps Dodge Corp.                 750           31,125
    Pohang Iron & Steel Co., Ltd -
      Sponsored ADR                    100            1,972

                                                    141,795

  Multimedia (1.3%)
    AOL Time Warner, Inc.            1,600           84,800
    Cox Communications, Inc. -
      CL A                             600           26,580

                                                    111,380

  Oil, Oil Services & Natural Gas (1.9%)
    Apache Corp.                       170            8,628
    BP Amoco PLC Sponsored ADR         200            9,970
    Enron Corp.                        150            7,350
    Helmerich & Payne, Inc.            440           13,636
    Petroleo Brasileiro S.A.           100            2,600
    Royal Dutch Petroleum Co.          700           40,788
    Tidewater, Inc.                    790           29,783
    Total Fina SA Sponsored ADR        200           14,040
    Valero Energy Corp.                950           34,941

                                                    161,736

  Paper & Forest Products (0.5%)
    UPM Kymmene Corp.
    Sponsored ADR                      175            4,961
    Wausau-Mosinee Paper Corp.       2,700           34,803

                                                     39,764

  Pharmaceutical (2.4%)
    Bristol-Myers Squibb Co.           240           12,552
    GlaxoSmithKline PLC                200           11,240
    IDEC Pharmaceuticals Corp.         510           34,522
    Merck & Co.                        790           50,489
    Novartis AG - ADR                  130            4,700
    Pfizer, Inc.                     1,780           71,289
    Roche Holding Ltd. ADR              63            4,539
    Schering-Plough Corp.              190            6,886

                                                    196,217

  Photo Equipment (0.2%)
    Fuji Photo Film - ADR              200            8,700
    Olympus Optical Co.,
      Ltd. - ADR                       400            6,408

                                                     15,108

  Retail (1.9%)
    Best Buy Company, Inc.             110            6,987
    Home Depot, Inc.                   940           43,757
    Lands' End, Inc. *               1,300           52,195
    TJX Companies, Inc.                200            6,374
    Wal-Mart Stores, Inc.              920           44,896

                                                    154,209

  Staffing Services (0.2%)
    Kelly Services, Inc.               300            7,275
    Robert Half International, Inc.    520           12,943

                                                     20,218


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
CONSERVATIVE INVESTOR PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                 Market
        Description                 Shares        Value

Common Stock (40.9%) (continued)
  Telecommunications (0.9%)
    Alcatel Alsthom CGE
      Sponsored ADR                     69   $        1,431
    Alltel Corp.                       120            7,351
    America Movil- Series "L"          100            2,086
    British Telecommunications PLC     130            8,405
    China Mobile HK Ltd. -
      Sponsored ADR                    100            2,679
    Deutsche Telekom AG -
      Sponsored ADR                    200            4,490
    Korea Telecom Corp. -
      Sponsored ADR                    100            2,198
    Nippon Telegraph & Telephone
      Sponsored ADR                    200            5,320
    Nokia Corporation
      Sponsored ADR                    100            2,204
    Qwest Communications, Inc.         220            7,011
    Telefonica SA ADR                  100            3,723
    Vodafone Airtouch PLC
      Sponsored ADR                    600           13,410
    Worldcom, Inc.                     890           13,314

                                                     73,622

  Telecommunications Equipment (0.6%)
    Advanced Fibre
      Communications                   440            9,240
    American Tower Corp. - CL A        490           10,128
    Corning, Inc.                      520            8,689
    Marconi PLC - ADR                  198            1,481
    Qualcomm, Inc.                     400           23,392

                                                     52,930


  Telecommunications Services (0.2%)
    NTT Docomo, Inc.
    Sponsored ADR                       66            5,742
    Quanta Services, Inc.              490           10,800

                                                     16,542

  Transportation (1.0%)
    Alexander & Baldwin, Inc.        1,550           39,913
    Kansas City Southern
      Industries, Inc.                 590            9,322
    Norfolk Southern Corp.           1,800           37,260

                                                     86,495

  Utilities (0.2%)
    Endesa S.A. - Sponsored ADR        200            3,176
    EON AG SPSD ADR                    100            5,175
    Huaneng Power International,
      Inc. - Sponsored ADR             100            2,412
    Korea Electric Power Corp. -
    Sponsored ADR                      200            1,900

                                                     12,663

  Miscellaneous (1.1%)
    Acxiom Corp.                       660            8,639
    Brunswick Corp.                  2,050           49,262
    Checkfree Corp.                    240            8,417
    Quintiles Transnational Corp.      670           16,918
    Secom Co., Ltd. - ADR              100           11,161

                                                     94,397

Total common stock (cost: $3,357,685)             3,405,020


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
CONSERVATIVE INVESTOR PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                                                                      Market
        Description                                                                      Shares       Value

Money Market Mutual Funds (4.8%)
  Federated Investors Prime Obligation                                                   400,000  $      400,000

Total money market mutual funds (cost: $400,000)                                                         400,000


Mutual Funds (4.0%)
  Federated High Yield Fund                                                               53,217         335,800


Total mutual funds (cost: $450,000)                                                                      335,800


                                                       Interest        Maturity        Principal       Market
        Description                                      Rate            Date            Amount        Value


Long-Term Notes and Bonds (43.2%)
  U.S. Government & Agency Obligations (13.4%)
    Federal National Mortgage Association MTN            7.000%        07/15/05   $      275,000  $      290,554
    U.S. Treasury Bonds                                  8.000%        11/15/21           75,000          93,422
    U.S. Treasury Bonds                                  6.500%        11/15/26          100,000         107,687
    U.S. Treasury Notes                                  4.750%        02/15/04          250,000         251,405
    U.S. Treasury Notes                                  9.125%        05/15/09          200,000         223,188
    U.S. Treasury Notes                                  5.000%        02/15/11           75,000          72,761
    U.S. Treasury Notes                                  6.125%        08/15/29           75,000          77,684

                                                                                                       1,116,701

  Mortgage Backed Securities (21.6%)
    Federal Home Loan Mortgage Corp. Gold Pool #E77035   6.500%        05/01/14          184,089         184,960
    Federal Home Loan Mortgage Corp. Gold Pool #E77962   6.500%        07/01/14           82,289          82,678
    Federal Home Loan Mortgage Corp. Gold Pool #E00957   6.000%        02/01/16          214,168         211,337
    Federal Home Loan Mortgage Corp. Gold Pool #C20300   6.500%        01/01/29          167,305         165,197
    Federal Home Loan Mortgage Corp. Gold Pool #C41681   8.000%        09/01/30          115,844         119,596
    Federal Home Loan Mortgage Corp. Gold Pool           7.000%        03/15/10          350,000         370,234
    FNMA Pool #582025                                    6.000%        05/01/31          125,000         120,025
    GNMA Pool #456155                                    6.500%        04/15/28          256,647         254,358
    GNMA Pool #511723                                    7.500%        10/15/30          286,741         294,248

                                                                                                       1,802,633

Corporate Obligations (8.2%)
  Business Finance (0.6%)
    Newcourt Credit Corp.                                7.125%        12/17/03           50,000          51,692

                                                                                                          51,692

  Consumer Non-Durables (0.9%)
    Anheuser-Busch Cos. Inc. Debentures                  6.750%        12/15/27           75,000          74,072

                                                                                                          74,072


The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
CONSERVATIVE INVESTOR PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                       Interest        Maturity        Principal       Market
        Description                                      Rate            Date            Amount        Value

Long-Term Notes and Bonds (43.2%) (continued)
Corporate Obligations (8.2%) (continued)
  Energy (0.9%)
    Union Pacific Resources Debentures                   7.050%        05/15/18    $      75,000  $       73,524

                                                                                                          73,524

  Finance Company (2.3%)
    Ford Motor Credit Corp. Notes                        7.600%        08/01/05           75,000          78,714
    PEMEX Finance                                        9.140%        08/15/04          100,000         106,156

                                                                                                         184,870

  Health Care (0.9%)
    Beckman Coulter                                      7.450%        03/04/08           75,000          74,759

                                                                                                          74,759

  Other Finance (0.9%)
    Osprey Trust                                         8.310%        01/15/03           75,000          77,219

                                                                                                          77,219
  Real Estate Investment Trust (REIT) (0.9%)
    Simon Property Group, Inc.                           6.750%        02/09/04           75,000          75,290

                                                                                                          75,290

  Telecommunications (0.8%)
    GTE Corp. Debentures                                 6.940%        04/15/28           75,000          70,430

                                                                                                          70,430


Total corporate obligations                                                                              681,856


Total long-term notes and bonds (cost: $3,538,250)                                                     3,601,190

Short-Term Notes and Bonds (3.0%)
  American General Finance Co.                           3.601%        08/21/01          250,000         248,708

Total short-term notes and bonds (cost: $248,732)                                                        248,708

Cash and Cash Equivalents (4.1%)
  BONY Cash Reserve                                                                      337,304         337,304

Total cash and cash equivalents (cost: $337,304)                                                         337,304

Total Investments (cost: $8,331,971)                                                           $       8,328,022

Percentages shown are based on total investments at market value.
All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
MODERATE INVESTOR PORTFOLIO
June 30, 2001
(unaudited)
                                                 Market
        Description                 Shares        Value

Common Stock (60.4%)
  Advertising (0.2%)
    Lamar Advertising Co.              330     $     14,520
    Publicis Groupe ADR                200            4,900

                                                     19,420

  Aerospace (0.6%)
    Boeing Co.                         200           11,120
    Precision Castparts Corp.        1,000           37,420

                                                     48,540

  Apparel (3.1%)
    Kellwood Co.                     3,100           71,610
    Liz Claiborne, Inc.              1,600           80,720
    Reebok International *           2,900           92,654

                                                    244,984

  Automotive & Auto Parts (3.2%)
    Bandag, Inc.                     1,650           45,045
    Carlisle Companies, Inc.         1,550           54,049
    Ford Motor Co.                   1,900           46,645
    TBC Corp.*                       9,500           91,009
    Toyota Motor Corp.
      Sponsored ADR                    300           21,135

                                                    257,883

  Banks (2.3%)
    Abbey National PLC                 829           29,023
    Banco Santander CEN
      Sponsored ADR                  1,900           17,461
    Bank One Corp.                   1,400           50,119
    Deutsche Bank
      Sponsored ADR                    130            9,289
    HSBC Holdings PLC
      Sponsored ADR                    400           23,960
    National Australia
      Bank LTD ADR                     200           17,692
    NEDCOR Limited -
      Sponsored ADR                    100            3,920
    San Paolo-IMI SPA
      Sponsored ADR                    600           15,648
    Sumitomo Mitsui Banking Corp.    1,200            9,900
    UBS Registered                      80           11,361

                                                    188,373

  Biotechnology (0.6%)
    Amgen, Inc.                        520           31,554
    Biogen, Inc.                       280           15,221

                                                     46,775


  Broadcasting & Publishing (0.7%)
    Chris-Craft Industries, Inc. *     330           23,562
    Reed International PLC
      Sponsored ADR                    700           24,780
    VNU N.V. Sponsored ADR             303           10,260

                                                     58,602

  Cement & Aggregates (0.9%)
    Lafarge Corp.                    2,200           73,722

                                                     73,722

  Chemicals (0.5%)
    Aventis SA ADR                     102            8,149
    Dow Chemical                     1,050           34,913
    Syngenta AG - ADR                   26              281

                                                     43,343

  Computer Equipment &
   Hardware (2.6%)
    Canon, Inc. Sponsored ADR          400           16,480
    Cisco Systems, Inc.              3,400           61,879
    Dell Computer Corp.              1,980           51,777
    EMC Corp.                          460           13,363
    Ingram Micro, Inc. - CL A        1,090           15,794
    International Business
      Machines Corp.                   300           33,900
    Sun Microsystems, Inc.           1,590           24,995

                                                    218,188

  Computer Software &
   Services (4.5%)
    Autodesk, Inc.                   1,550           57,815
    BEA Systems, Inc.                  350           10,749
    Computer Associates
      International, Inc.            1,650           59,400
    Information Systems
      Technology, Inc ADR              100            6,500
    Microsoft, Inc.                  2,480          181,039
    Oracle Corp.                     2,570           48,830

                                                    364,333

  Cosmetics & Toiletries (0.2%)
    KAO Corp. ADR                       26            6,463
    Kimberly Clark Corp.               190           10,621

                                                     17,084


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
MODERATE INVESTOR PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                 Market
        Description                 Shares        Value

Common Stock (60.4%) (continued)
  Diversified Operations (0.4%)
    Cendant Corp.                      640    $      12,480
    Hutchison Whampoa Ltd. ADR         200           10,096
    Vivendi Universal
      Sponsored ADR                    200           11,600

                                                     34,176

  Electrical Equipment &
   & Electronics (5.1%)
    Baldor Electric Co.              3,350           71,590
    Hitachi LTD  Sponsored ADR         200           19,798
    Intel Corp.                      4,010          117,292
    Kemet Corp.                      2,400           47,544
    Kyocera Corp. Sponsored ADR        200           17,818
    Linear Technology Corp.            550           24,321
    Matsushita Electric
      Industrial Co. Ltd. - ADR      1,000           15,800
    National Semiconductor Corp.     1,480           43,098
    NEC Corp. - Sponsored ADR        1,000           13,710
    Philips Electronics - NY SHR       500           13,215
    Sony Corp. ADR                     200           13,160
    ST Microelectronics N.V. ADR       100            3,400
    Texas Instruments, Inc.            680           22,338

                                                    423,084

  Financial Services (2.9%)
    American Express Co.               270           10,476
    Citigroup, Inc.                  1,249           65,996
    ING Groep N.V.
      Sponsored ADR                    300           19,761
    Mitsubishi Tokyo
    Financial Group, Inc. ADR        1,000            8,460
    Nomura Securities ADR              100           19,163
    Orix Corporation
      Sponsored ADR                    200            9,760
    TD Waterhouse Group, Inc.          990           10,326
    USA Education, Inc.                170           12,410
    Washington Mutual, Inc.          2,225           83,549

                                                    239,901

  Food, Beverage, Tobacco (1.6%)
    Anheuser-Busch Companies, Inc.     300           12,360
    Companhia de Bebidas ADR           100            2,315
    Groupe Danone Sponsored ADR        400           10,940
    Nestle SA Sponsored ADR            200           10,626
    Outback Steakhouse, Inc.         1,320           38,016
    Pepsi Bottling Group, Inc.         540           21,654
    Pepsico, Inc.                      840           37,128

                                                    133,039

  Furniture (1.6%)
    Hillenbrand Industries, Inc.       600           34,266
    Kimball International, Inc.
      Class "B"                      1,950           35,295
    La-Z-Boy, Inc.                   3,400           62,900

                                                    132,461

  Housing (1.0%)
    Fleetwood Enterprises, Inc.      2,600           36,608
    Toll Brothers, Inc.              1,250           49,138

                                                     85,746

  Hospitals (0.5%)
    Triad Hospitals, Inc.              440           12,681
    Universal Health Services, Inc. -
      Class "B"                        610           27,755

                                                     40,436

  Insurance (1.1%)
    AFLAC, Inc.                        510           16,060
    AXA-UAP Sponsored ADR              800           22,536
    Ohio Casualty Corp.              4,300           55,684

                                                     94,280

  Internet Services (0.1%)
    Yahoo!, Inc.                       580           11,594

                                                     11,594

  Investment Management (0.4%)
    Stilwell Financial, Inc.           890           29,868

                                                     29,868

  Managed Health Care (0.1%)
    Aetna U.S. Healthcare -  WI        430           11,124

                                                     11,124

  Manufacturing (3.2%)
    Crane Co.                          850           26,350
    General Electric Co.             3,530          172,087
    Siemens AG                         400           24,756
    Trinity Industries               2,100           43,050

                                                    266,243

  Medical Instrumentation (0.3%)
    Medtronic, Inc.                    490           22,545

                                                     22,545


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
MODERATE INVESTOR PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                 Market
        Description                 Shares        Value

Common Stock (60.4%) (continued)
  Medical Supply (0.9%)
    Bergen Brunswig- Cl "A"            920     $     17,682
    McKesson HBOC, Inc.              1,500           55,680

                                                     73,362

  Merchandising -
   Food & Drug (0.8%)
    Ito-Yokado Co. Ltd.
      Sponsored ADR                    400           18,400
    Longs Drug Stores, Inc.          2,350           50,643

                                                     69,043

  Metals & Mining (2.2%)
    AK Steel Holding Co.             3,150           39,501
    ALCOA, Inc.                      1,500           59,100
    Anglo American PLC ADR             100            1,497
    BHP Limited Sponsored ADR          400            8,700
    CIA Vale Do Rio Doce -
      Sponsored ADR                    100            2,320
    Cleveland-Cliffs, Inc.           1,500           27,750
    Phelps Dodge Corp.                 950           39,425
    Pohang Iron & Steel Co., Ltd -
    Sponsored ADR                      100            1,972

                                                    180,265

  Multimedia (2.1%)
    AOL Time Warner, Inc.            2,540          134,620
    Cox Communications, Inc. -
      CL A                             960           42,528

                                                    177,148

  Oil, Oil Services & Natural Gas (2.7%)
    Apache Corp.                       260           13,195
    BP Amoco PLC Sponsored ADR         400           19,940
    Enron Corp.                        230           11,270
    Helmerich & Payne, Inc.            690           21,383
    Petroleo Brasileiro S.A.           100            2,600
    Royal Dutch Petroleum Co.          900           52,442
    Tidewater, Inc.                  1,000           37,700
    Total Fina SA Sponsored ADR        300           21,060
    Valero Energy Corp.              1,150           42,297

                                                    221,887

  Paper & Forest Products (0.7%)
    UPM Kymmene Corp.
      Sponsored ADR                    400           11,340
    Wausau-Mosinee Paper Corp.       3,350           43,182

                                                     54,522

  Pharmaceutical (3.9%)
    Bristol-Myers Squibb Co.           380           19,874
    GlaxoSmithKline PLC                400           22,480
    IDEC Pharmaceuticals Corp.         810           54,829
    Merck & Co.                      1,260           80,527
    Novartis AG - ADR                  252            9,110
    Pfizer, Inc.                     2,830          113,342
    Roche Holding Ltd. ADR             122            8,790
    Schering-Plough Corp.              310           11,234

                                                    320,186

  Photo Equipment (0.4%)
    Fuji Photo Film - ADR              400           17,400
    Olympus Optical Co.,
      Ltd. - ADR                       900           14,418

                                                     31,818

  Retail (2.7%)
    Best Buy Company, Inc.             170           10,798
    Home Depot, Inc.                 1,490           69,360
    Lands' End, Inc. *               1,600           64,240
    TJX Companies, Inc.                320           10,198
    Wal-Mart Stores, Inc.            1,450           70,760

                                                    225,356

  Staffing Services (0.3%)
    Kelly Services, Inc.               300            7,275
    Robert Half International, Inc.    830           20,659

                                                     27,934



*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
MODERATE INVESTOR PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                 Market
        Description                 Shares        Value

Common Stock (60.4%) (continued)
  Telecommunications (1.6%)
    Alcatel Alsthom CGE
      Sponsored ADR                     135    $      2,800
    Alltel Corp.                        200          12,252
    America Movil- Series "L"           100           2,086
    British Telecommunications PLC      260          16,809
    China Mobile HK Ltd. -
      Sponsored ADR                     200           5,358
    Deutsche Telekom AG -
      Sponsored ADR                     400           8,980
    Korea Telecom Corp. -
      Sponsored ADR                     100           2,198
    Nippon Telegraph & Telephone
      Sponsored ADR                     300           7,980
    Nokia Corporation
      Sponsored ADR                     300           6,612
    Qwest Communications, Inc.          350          11,155
    Telefonica SA ADR                   200           7,446
    Telefonos de Mexico
      Class "L" - ADR                   100           3,509
    Tele Norte Leste
      Participacoes S.A.-ADR              7             107
    Vodafone Airtouch PLC
      Sponsored ADR                   1,100          24,585
    Worldcom, Inc.                    1,420          21,243

                                                    133,120

  Telecommunications Equipment (1.0%)
    Advanced Fibre Communications       710          14,910
    American Tower Corp. - CL A         780          16,123
    Corning, Inc.                       820          13,702
    Marconi PLC - ADR                   405           3,029
    Qualcomm, Inc.                      630          36,842

                                                     84,606


  Telecommunications Services (0.3%)
    NTT Docomo, Inc.
      Sponsored ADR                     128          11,136
    Quanta Services, Inc.               780          17,191

                                                     28,327

  Transportation (1.3%)
    Alexander & Baldwin, Inc.         1,900          48,925
    Kansas City Southern
      Industries, Inc.                  930          14,694
    Norfolk Southern Corp.            2,250          46,575

                                                    110,194

  Utilities (0.3%)
    Endesa S.A. - Sponsored ADR         300           4,764
    EON AG SPSD ADR                     300          15,525
    Huaneng Power International,
      Inc. - Sponsored ADR              200           4,824
    Korea Electric Power Corp. -
      Sponsored ADR                     300           2,850

                                                     27,963

  Miscellaneous ((1.5%)
    Acxiom Corp.                      1,040          13,614
    Brunswick Corp.                   2,500          60,075
    Checkfree Corp.                     380          13,327
    Quintiles Transnational Corp.     1,070          27,018
    Secom Co., Ltd. - ADR               100          11,161

                                                    125,195

Total common stock (cost: $5,069,061)             4,996,670



*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
MODERATE INVESTOR PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                                                                      Market
        Description                                                                      Shares       Value

Money Market Mutual Funds (4.1%)
  Federated Investors Prime Obligation                                                   340,000  $      340,000

Total money market mutual funds (cost: $340,000)                                                         340,000


Mutual Funds (4.5%)
  Federated High Yield Fund                                                               58,802         371,040


Total mutual funds (cost: $500,000)                                                                      371,040


                                                       Interest        Maturity        Principal       Market
        Description                                      Rate            Date            Amount        Value


Long-Term Notes and Bonds (28.5%)
  U.S. Government & Agency Obligations (9.4%)
    Federal National Mortgage Association MTN            7.000%        07/15/05    $     325,000         343,382
    U.S. Treasury Bonds                                  8.000%        11/15/21           50,000          62,281
    U.S. Treasury Bonds                                  6.500%        11/15/26          100,000         107,687
    U.S. Treasury Notes                                  4.750%        02/15/04           50,000          50,281
    U.S. Treasury Notes                                  9.125%        05/15/09          100,000         111,594
    U.S. Treasury Notes                                  5.000%        02/15/11           50,000          48,508
    U.S. Treasury Notes                                  6.125%        08/15/29           50,000          51,789

                                                                                                         775,522

  Mortgage Backed Securities (13.0%)
    Federal Home Loan Mortgage Corp. Gold Pool #E77962   6.500%        07/01/14           82,289          82,678
    Federal Home Loan Mortgage Corp. Gold Pool #E81576   6.500%        10/01/15           91,387          91,819
    Federal Home Loan Mortgage Corp. Gold Pool #E00957   6.000%        02/01/16          155,758         153,699
    Federal Home Loan Mortgage Corp. Gold Pool #C20300   6.500%        01/01/29          123,277         121,724
    Federal Home Loan Mortgage Corp. Gold Pool #C41223   8.000%        08/01/30           68,215          70,424
    Federal Home Loan Mortgage Corp. Gold Pool           7.000%        03/15/10          100,000         105,781
    FNMA Pool #582025                                    6.000%        05/01/31           75,000          72,015
    GNMA Pool #454007                                    6.500%        04/15/28          180,676         179,064
    GNMA Pool #511723                                    7.500%        10/15/30          191,161         196,165

                                                                                                       1,073,369

Corporate Obligations (6.1%)
  Business Finance (0.6%)
    Newcourt Credit Corp.                                7.125%        12/17/03           50,000          51,692

                                                                                                          51,692

  Consumer Non-Durables (0.6%)
    Anheuser-Busch Cos. Inc. Debentures                  6.750%        12/15/27           50,000          49,381

                                                                                                          49,381


The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
MODERATE INVESTOR PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                       Interest        Maturity        Principal       Market
        Description                                      Rate            Date            Amount        Value

Long-Term Notes and Bonds (28.5%) (continued)
Corporate Obligations (6.1%) (continued)
  Energy (0.6%)
    Union Pacific Resources Debentures                   7.050%        05/15/18    $      50,000  $       49,016

                                                                                                          49,016

  Finance Company (1.3%)
    Ford Motor Credit Corp. Notes                        7.600%        08/01/05           50,000          52,476
    PEMEX Finance                                        9.140%        08/15/04           50,000          53,078

                                                                                                         105,554

  Health Care (1.2%)
    Beckman Coulter                                      7.450%        03/04/08           50,000          49,839
    Boston Scientific                                    6.625%        03/15/05           50,000          48,300

                                                                                                          98,139

  Other Finance (0.6%)
    Osprey Trust                                         8.310%        01/15/03           50,000          51,480

                                                                                                          51,480

  Real Estate Investment Trust (REIT) (0.6%)
    Simon Property Group, Inc.                           6.750%        02/09/04           50,000          50,193

                                                                                                          50,193

  Telecommunications (0.6%)
    GTE Corp. Debentures                                 6.940%        04/15/28           50,000          46,954

                                                                                                          46,954


Total corporate obligations                                                                              502,409


Total long-term notes and bonds (cost: $2,309,308)                                                     2,351,300

Cash and Cash Equivalents (2.5%)
  BONY Cash Reserve                                                                      206,878         206,878

Total cash and cash equivalents (cost: $206,878)                                                         206,878

Total Investments (cost: $8,425,247)                                                           $       8,265,888

Percentages shown are based on total investments at market value.
All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
AGGRESSIVE INVESTOR PORTFOLIO
June 30, 2001
(unaudited)
                                                 Market
        Description                 Shares        Value

Common Stock (79.2%)
  Advertising (0.3%)
    Lamar Advertising Co.              420     $     18,480
    Publicis Groupe ADR                300            7,350

                                                     25,830

  Aerospace (0.7%)
    Boeing Co.                         250           13,900
    Precision Castparts Corp.        1,100           41,162

                                                     55,062

  Apparel (3.5%)
    Kellwood Co.                     3,750           86,625
    Liz Claiborne, Inc.              1,850           93,333
    Reebok International *           3,400          108,630

                                                    288,588

  Automotive & Auto Parts (3.7%)
    Bandag, Inc.                     1,950           53,235
    Carlisle Companies, Inc.         1,800           62,766
    Ford Motor Co.                   2,200           54,010
    TBC Corp.*                      11,100          106,337
    Toyota Motor Corp.
      Sponsored ADR                    400           28,180

                                                    304,528

  Banks (2.9%)
    Abbey National PLC               1,154           40,402
    Banco Santander CEN
      Sponsored ADR                  2,600           23,894
    Bank One Corp.                   1,600           57,279
    Deutsche Bank
      Sponsored ADR                    193           13,790
    HSBC Holdings PLC
      Sponsored ADR                    500           29,950
    National Australia
      Bank LTD ADR                     200           17,692
    NEDCOR Limited -
      Sponsored ADR                    100            3,920
    San Paolo-IMI SPA
      Sponsored ADR                    800           20,864
    Sumitomo Mitsui Banking Corp.    1,700           14,025
    UBS Registered                      70            9,941

                                                    231,757

  Biotechnology (0.8%)
    Amgen, Inc.                        670           40,656
    Biogen, Inc.                       360           19,570

                                                     60,226


  Broadcasting & Publishing (1.1%)
    Chris-Craft Industries, Inc. *      542          38,699
    Reed International PLC
      Sponsored ADR                     900          31,860
    VNU N.V. Sponsored ADR              504          17,065

                                                     87,624

  Cement & Aggregates (1.1%)
    Lafarge Corp.                     2,500          83,775

                                                     83,775

  Chemicals (0.7%)
    Aventis SA ADR                      198          15,818
    Dow Chemical                      1,150          38,238
    Syngenta AG - ADR                    40             432

                                                     54,488

  Computer Equipment &
   Hardware (3.6%)
    Canon, Inc. Sponsored ADR           600          24,720
    Cisco Systems, Inc.               4,380          79,715
    Dell Computer Corp.               2,550          66,683
    EMC Corp.                           600          17,430
    Ingram Micro, Inc. - CL A         1,400          20,286
    International Business
      Machines Corp.                    380          42,940
    Sun Microsystems, Inc.            2,040          32,069

                                                    283,843

  Computer Software &
   Services (5.7%)
    Autodesk, Inc.                    1,750          65,274
    BEA Systems, Inc.                   450          13,820
    Computer Associates
      International, Inc.             2,120          76,320
    Information Systems
      Technology, Inc. ADR              100           6,500
    Microsoft, Inc.                   3,200         233,600
    Oracle Corp.                      3,310          62,890

                                                    458,404

  Cosmetics & Toiletries (0.5%)
    KAO Corp. ADR                       100          24,856
    Kimberly Clark Corp.                240          13,416

                                                     38,272


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
AGGRESSIVE INVESTOR PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                 Market
        Description                 Shares        Value

Common Stock (79.2%) (continued)
  Diversified Operations (0.6%)
    Cendant Corp.                      820     $     15,990
    Hutchison Whampoa Ltd. ADR         300           15,144
    Vivendi Universal
      Sponsored ADR                    300           17,400

                                                     48,534

  Electrical Equipment &
   & Electronics (7.0%)
    Baldor Electric Co.              3,900           83,343
    Hitachi LTD  Sponsored ADR         300           29,697
    Intel Corp.                      5,160          150,929
    Kemet Corp.                      2,650           52,497
    Kyocera Corp. Sponsored ADR        300           26,727
    Linear Technology Corp.            710           31,396
    Matsushita Electric
      Industrial Co. Ltd. - ADR      1,400           22,120
    National Semiconductor Corp.     1,900           55,328
    NEC Corp. - Sponsored ADR        1,500           20,565
    Philips Electronics - NY SHR       700           18,501
    Sony Corp. ADR                     300           19,740
    ST Microelectronics N.V. ADR       200            6,800
    Texas Instruments, Inc.            880           28,908
    United Microelectronics ADR      1,000            9,000

                                                    555,551

  Financial Services (3.6%)
    American Express Co.               350           13,580
    Citigroup, Inc.                  1,398           73,869
    ING Groep N.V.
      Sponsored ADR                    400           26,348
    Mitsubishi Tokyo
      Financial Group, Inc. ADR      1,500           12,690
    Nomura Securities ADR              100           19,163
    Orix Corporation
      Sponsored ADR                    300           14,640
    TD Waterhouse Group, Inc.        1,280           13,350
    USA Education, Inc.                210           15,330
    Washington Mutual, Inc.          2,600           97,630

                        286,600

  Food, Beverage, Tobacco (2.2%)
    Anheuser-Busch Companies, Inc   .  390           16,068
    Companhia de Bebidas ADR           200            4,630
    Groupe Danone Sponsored ADR        500           13,675
    Nestle SA Sponsored ADR            400           21,252
    Outback Steakhouse, Inc.         1,580           45,504
    Pepsi Bottling Group, Inc.         700           28,070
    Pepsico, Inc.                    1,080           47,736

                                                    176,935

  Furniture (2.0%)
    Hillenbrand Industries, Inc.       800           45,688
    Kimball International, Inc.
      Class "B"                      2,200           39,820
    La-Z-Boy, Inc.                   3,950           73,075

                                                    158,583

  Housing (1.2%)
    Fleetwood Enterprises, Inc.      2,850           40,128
    Toll Brothers, Inc.              1,450           57,000

                                                     97,128

  Hospitals (0.7%)
    Triad Hospitals, Inc.              570           16,427
    Universal Health Services, Inc. -
      Class "B"                        790           35,945

                                                     52,372

  Insurance (1.6%)
    AFLAC, Inc.                        650           20,469
    AXA-UAP Sponsored ADR            1,100           30,987
    Ohio Casualty Corp.              5,800           75,110

                                                    126,566

  Internet Services (0.2%)
    Yahoo!, Inc.                       740           14,793

                                                     14,793

  Investment Management (0.5%)
    Stilwell Financial, Inc.         1,140           38,258

                                                     38,258

  Managed Health Care (0.2%)
    Aetna U.S. Healthcare -  WI        560           14,487

                                                     14,487

  Manufacturing (4.2%)
    Crane Co.                        1,000           31,000
    General Electric Co.             4,550          221,812
    Siemens AG                         500           30,945
    Trinity Industries               2,500           51,250

                                                    335,007

  Medical Instrumentation (0.4%)
    Medtronic, Inc.                    630           28,986

                                                     28,986



*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
AGGRESSIVE INVESTOR PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                 Market
        Description                 Shares        Value

Common Stock (79.2%) (continued)
  Medical Supply (1.1%)
    Bergen Brunswig- Cl "A"          1,180   $       22,680
    McKesson HBOC, Inc.              1,700           63,104

                                                     85,784

  Merchandising -
   Food & Drug (1.0%)
    Ito-Yokado Co. Ltd.
      Sponsored ADR                    500           23,000
    Longs Drug Stores, Inc.          2,700           58,185

                                                     81,185

  Metals & Mining (2.6%)
    AK Steel Holding Co.             3,500           43,890
    ALCOA, Inc.                      1,800           70,919
    Anglo American PLC ADR             200            2,994
    BHP Limited Sponsored ADR          600           13,050
    CIA Vale Do Rio Doce -
      Sponsored ADR                    200            4,640
    Cleveland-Cliffs, Inc.           1,600           29,600
    Phelps Dodge Corp.               1,000           41,500
    Pohang Iron & Steel Co., Ltd -
      Sponsored ADR                    200            3,944

                                                    210,537

  Multimedia (2.9%)
    AOL Time Warner, Inc.            3,270          173,310
    Cox Communications, Inc. -
      CL A                           1,240           54,932

                                                    228,242

  Oil, Oil Services & Natural Gas (3.6%)
    Apache Corp.                       340           17,255
    BP Amoco PLC Sponsored ADR         600           29,910
    Enron Corp.                        300           14,700
    Helmerich & Payne, Inc.            890           27,581
    Petroleo Brasileiro S.A.           200            5,200
    Royal Dutch Petroleum Co.        1,000           58,270
    Tidewater, Inc.                  1,290           48,633
    Total Fina SA Sponsored ADR        500           35,100
    Valero Energy Corp.              1,300           47,814

                                                    284,463

  Paper & Forest Products (0.8%)
    UPM Kymmene Corp.
      Sponsored ADR                    500           14,175
    Wausau-Mosinee Paper Corp.       3,900           50,271

                                                     64,446


  Pharmaceutical (5.3%)
    Bristol-Myers Squibb Co.           480           25,104
    GlaxoSmithKline PLC                600           33,720
    IDEC Pharmaceuticals Corp.       1,050           71,075
    Merck & Co.                      1,630          104,173
    Novartis AG - ADR                  352           12,725
    Pfizer, Inc.                     3,640          145,782
    Roche Holding Ltd. ADR             171           12,321
    Schering-Plough Corp.              400           14,496

                                                    419,396

  Photo Equipment (0.6%)
    Fuji Photo Film - ADR              600           26,100
    Olympus Optical Co.,
      Ltd. - ADR                     1,200           19,224

                                                     45,324

  Retail (3.6%)
    Best Buy Company, Inc.             220           13,974
    Home Depot, Inc.                 1,920           89,376
    Lands End, Inc. *                1,900           76,285
    TJX Companies, Inc.                420           13,385
    Wal-Mart Stores, Inc.            1,870           91,256

                                                    284,276

  Staffing Services (0.4%)
    Kelly Services, Inc.               300            7,275
    Robert Half International, Inc.  1,070           26,632

                                                     33,907



*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
AGGRESSIVE INVESTOR PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                 Market
        Description                 Shares        Value

Common Stock (79.2%) (continued)
  Telecommunications (2.3%)
    Alcatel Alsthom CGE
      Sponsored ADR                    188     $      3,899
    Alltel Corp.                       250           15,315
    America Movil- Series "L"          200            4,172
    British Telecommunications PLC     390           25,214
    China Mobile HK Ltd. -
      Sponsored ADR                    200            5,358
    Deutsche Telekom AG -
      Sponsored ADR                    600           13,470
    Korea Telecom Corp. -
      Sponsored ADR                    200            4,396
    Nippon Telegraph & Telephone
      Sponsored ADR                    400           10,640
    Nokia Corporation
      Sponsored ADR                    400            8,816
    Qwest Communications, Inc.         460           14,660
    Telefonica SA ADR                  300           11,169
    Telefonos de Mexico
      Class "L" - ADR                  100            3,509
    Tele Norte Leste
      Participacoes S.A.-ADR             8              122
    Vodafone Airtouch PLC
      Sponsored ADR                  1,600           35,760
    Worldcom, Inc.                   1,830           27,377

                                                    183,877

  Telecommunications Equipment (1.4%)
    Advanced Fibre Communications      910           19,110
    American Tower Corp. - CL A      1,000           20,670
    Corning, Inc.                    1,060           17,713
    Marconi PLC - ADR                  545            4,077
    Qualcomm, Inc.                     810           47,369

                                                    108,939

  Telecommunications Services (0.5%)
    NTT Docomo, Inc.
      Sponsored ADR                    178           15,486
    Quanta Services, Inc.            1,000           22,040

                                                     37,526

  Transportation (1.7%)
    Alexander & Baldwin, Inc.        2,200           56,650
    Kansas City Southern
      Industries, Inc.               1,200           18,960
    Norfolk Southern Corp.           2,800           57,960

                                                    133,570


  Utilities (0.4%)
    Endesa S.A. -
      Sponsored ADR                    400            6,352
    EON AG SPSD ADR                    400           20,700
    Huaneng Power International,
      Inc. - Sponsored ADR             200            4,824
    Korea Electric Power Corp. -
      Sponsored ADR                    400            3,800

                                                     35,676

  Miscellaneous (2.0%)
    Acxiom Corp.                     1,340           17,541
    Brunswick Corp.                  2,950           70,889
    Checkfree Corp.                    490           17,184
    Quintiles Transnational Corp.    1,370           34,593
    Secom Co., Ltd. - ADR              200           22,322

                                                    162,529

Total common stock (cost: $6,411,701)             6,305,874



*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
AGGRESSIVE INVESTOR PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                                                                      Market
        Description                                                                      Shares       Value

Mutual Funds (4.6%)
  Federated High Yield Fund                                                               58,021   $     366,110


Total mutual funds (cost: $490,143)                                                                      366,110


                                                       Interest        Maturity        Principal       Market
        Description                                      Rate            Date            Amount        Value


Long-Term Notes and Bonds (13.2%)
  U.S. Government & Agency Obligations (2.4%)
    U.S. Treasury Bonds                                  8.000%        11/15/21    $      25,000          31,141
    U.S. Treasury Bonds                                  6.500%        11/15/26           50,000          53,844
    U.S. Treasury Notes                                  4.750%        02/15/04           25,000          25,141
    U.S. Treasury Notes                                  9.125%        05/15/09           25,000          27,899
    U.S. Treasury Notes                                  5.000%        02/15/11           25,000          24,254
    U.S. Treasury Notes                                  6.125%        08/15/29           25,000          25,895

                                                                                                         188,174

  Mortgage Backed Securities (7.1%)
    Federal Home Loan Mortgage Corp. Gold Pool #E77962   6.500%        07/01/14           41,145          41,339
    Federal Home Loan Mortgage Corp. Gold Pool #E81576   6.500%        10/01/15           91,387          91,819
    Federal Home Loan Mortgage Corp. Gold Pool #E00957   6.000%        02/01/16           68,144          67,243
    Federal Home Loan Mortgage Corp. Gold Pool #C20300   6.500%        01/01/29           83,652          82,598
    Federal Home Loan Mortgage Corp. Gold Pool #C40544   8.000%        07/01/30           51,174          52,832
    FNMA Pool #582025                                    6.000%        05/01/31           50,000          48,010
    GNMA Pool #454007                                    6.500%        04/15/28           80,300          79,584
    GNMA Pool #511723                                    7.500%        10/15/30           95,580          98,083

                                                                                                         561,508

Corporate Obligations (3.7%)
  Business & Finance (0.6%)
    Newcourt Credit Corp.                                7.125%        12/17/03           50,000          51,692

                                                                                                          51,692

  Consumer Non-Durables (0.3%)
    Anheuser-Busch Cos. Inc. Debentures                  6.750%        12/15/27           25,000          24,691

                                                                                                          24,691

  Energy (0.3%)
    Union Pacific Resources Debentures                   7.050%        05/15/18           25,000          24,508

                                                                                                          24,508


The accompanying notes are an integral part of the financial statements.

AUL American Series Fund, Inc.
SCHEDULE OF INVESTMENTS
AGGRESSIVE INVESTOR PORTFOLIO (continued)
June 30, 2001
(unaudited)
                                                       Interest        Maturity        Principal       Market
        Description                                      Rate            Date            Amount        Value

Long-Term Notes and Bonds (13.2%) (continued)
Corporate Obligations (3.7%) (continued)
  Finance Company (1.0%)
    Ford Motor Credit Corp. Notes                       7.600%         08/01/05   $       25,000  $       26,238
    PEMEX Finance                                       9.140%         08/15/04           50,000          53,075

                                                                                                          79,313

  Health Care (0.6%)
    Beckman Coulter                                     7.450%         03/04/08           25,000          24,920
    Boston Scientific                                   6.625%         03/15/05           25,000          24,150

                                                                                                          49,070

  Other Finance (0.3%)
    Osprey Trust                                        8.310%         01/15/03           25,000          25,740

                                                                                                          25,740

  Real Estate Investment Trust (REIT) (0.3%)
    Simon Property Group, Inc.                          6.750%         02/09/04           25,000          25,097

                                                                                                          25,097

  Telecommunications (0.3%)
    GTE Corp. Debentures                                6.940%         04/15/28           25,000          23,477

                                                                                                          23,477


Total corporate obligations                                                                              303,588


Total long-term notes and bonds (cost: $1,037,580)                                                     1,053,270

Cash and Cash Equivalents (3.0%)
  BONY Cash Reserve                                                                      238,165         238,165

Total cash and cash equivalents (cost: $238,165)                                                         238,165

Total Investments (cost: $8,177,589)                                                           $       7,963,419

Percentages shown are based on total investments at market value.
All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.

(This page is intentionally blank.)

NOTES TO FINANCIAL STATEMENTS
1. Summary of Significant Accounting Policies
The AUL American Series Fund, Inc. (Fund) was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. As a "series" type of mutual fund, the eight portfolios of the Fund each issue shares of common stock to separate accounts of American United Life Insurance Company (AUL) to serve as an underlying investment vehicle for variable annuity and variable life contracts. The Portfolios consist of the Equity Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Tactical Asset Allocation Portfolio (Tactical Asset), Conservative Investor Portfolio, Moderate Investor Portfolio and Aggressive Investor Portfolio, hereinafter, referred to as Portfolios. The Conservative Investor Portfolio, Moderate Investor Portfolio, and Aggressive Investor Portfolio are collectively referred to as the LifeStyle Portfolios. The Fund commenced operations on April 10, 1990.

Investments
Securities traded on a national or international securities exchange are valued at the last trade price. Listed securities for which no sale was reported on the valuation date are valued at the latest bid price. Short-term notes are valued at original cost or amortized cost which approximates market value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price. Certain securities may be priced using a matrix price as provided by our pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short term obligations maturing in 60 days or less, when purchased, are valued at amortized cost which approximates market value.

The Money Market Portfolio securities are valued at amortized cost. The Fund's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) reviews this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Income and Expense
Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Portfolio expenses are recorded on an accrual basis.

Foreign Currency Transactions
The accounting records of the Portfolios are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of Portfolio securities are a component of realized gain (loss) on investments and unrealized appreciation (depreciation) on investments, respectively.

Forward Foreign Currency Exchange Contracts
The Tactical Asset and LifeStyle Portfolios may enter into forward foreign currency exchange contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or to hedge the Portfolios' exposure to foreign currency exchange rate fluctuations. When required, the Portfolios will segregate assets in an amount sufficient to cover their obligations under the hedge contracts. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolios and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Forward contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities.

The Portfolios bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

There are no outstanding forward foreign currency exchange contracts at year-end.

Deferred Organization Costs
Expenses incurred by the Fund in connection with the organization of its Portfolios have been capitalized and are amortized over five years on a straight-line basis. Only the expenses of the LifeStyle Portfolios are currently subject to such amortization.

Taxes
The fund qualifies as a regulated investment company under section M of the Internal Revenue Code. The Fund's policy is to distribute all net investment income and realized capital gains to relieve it from all or substantially all federal income taxes.

Dividend and Capital Gain Distributions
For the Money Market Portfolio, dividends from net investment income are declared and paid daily. For all other portfolios, dividends from net investment income and distributions from net realized gains on investments are declared and paid at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Transactions with AUL
As of June 30, 2001, AUL's investment at value in the Fund is:
             Equity          $       5,934,585
             Tactical Asset            649,813
             Conservative Investor   4,961,000
             Moderate Investor       4,759,500
             Aggressive Investor     4,596,500

                            $       20,901,398

The Fund has an investment advisory agreement with AUL to act as its investment advisor. AUL has a sub-advisory agreement with Dean Investment Associates (Dean) under which Dean acts as the sub-advisor to the Tactical Asset Portfolio. AUL also has a sub-advisory agreement with Credit Suisse Asset Management (CSAM) under which CSAM acts as the sub-advisor to a portion of the assets of the LifeStyle Portfolios.

AUL has agreed that its fees may be reduced if the aggregate expenses of the Portfolios exceed 1% of the average daily net assets during the year. For the six months ended June 30, 2001, AUL's investment advisory fee was reduced for the Tactical Asset Portfolio and LifeStyle Portfolios. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1% of its average daily net assets, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate expenses in any given year do not exceed 1% of the average daily net assets in that year. The total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction.

Under the Investment Advisory Agreement, the Investment Advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:
               Equity                  0.50%
               Money Market            0.40%
               Bond                    0.50%
               Managed                 0.50%
               Tactical Asset          0.80%
               Conservative Investor   0.70%
               Moderate Investor       0.70%
               Aggressive Investor     0.70%
AUL may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fee incurred during the six months ended
June 30, 2001, for all of the Portfolios was $995,013.

As a result of certain Portfolio expenses exceeding 1% of the average daily net assets, AUL has reduced its investment advisory fee by:

                              2001       Previous Years       Total

Tactical Asset            $    657     $    11,960     $    12,617
Conservative Investor       20,011         115,190         135,201
Moderate Investor           20,231         109,428         129,659
Aggressive Investor         20,815         113,503         134,318

                          $ 61,714     $   350,081     $   411,795

As a result of the reduction in investment advisory fees by AUL, the Fund includes receivables from AUL in other assets for the Conservative Investor, Moderate Investor, and Aggressive Investor Portfolios in the amounts of $2,845, $2,882, and $2,969, respectively.

Certain directors of the Fund are officers of AUL.

3. Agreements with Banks
The Fund has agreements with The Bank of New York (Bank) whereby the Bank serves as custodian of the securities and other assets of the Fund, and as the fund accountant.

4.Investment Transactions
  Purchases and sales of investment securities (excluding short-term securities and money market mutual funds) during the six months ended June 30, 2001, were:

                                    Portfolio
                         Equity         Money Market        Bond         Managed        Tactical Asset


Common Stock:
Purchases            $  13,867,951   $              0    $           0 $  12,807,459  $    1,437,765
Proceeds from sales      8,967,629                  0                0     4,169,812       1,478,774
Corporate Bonds:
Purchases                        0                  0       11,630,734     4,539,836         210,430
Proceeds from sales              0                  0        6,870,303     2,767,848         150,000
Government Bonds:
Purchases                        0                  0       34,681,105     9,051,201         202,534
Proceeds from sales              0                  0       32,434,580    14,497,739               0

                              LifeStyle Portfolios
                       Conservative             Moderate             Aggressive
                         Investor               Investor              Investor


Common Stock:
Purchases            $   1,158,480         $    1,836,045       $     2,280,811
Proceeds from sales        792,132              1,338,646             1,870,364
Corporate Bonds:
Purchases                   50,858                 50,858                50,858
Proceeds from sales        135,803                 90,535                45,268
Government Bonds:
Purchases                1,025,429                651,455               399,177
Proceeds from sales        995,745                683,372               332,622

5.Authorized Capital Shares
  The Fund has 600,000,000 authorized shares of $.001 par value capital stock, which includes 20,000,000 unallocated shares. The remaining shares are allocated to each of the Fund's portfolios as follows:
        Equity Portfolio                        20,000,000
        Money Market Portfolio                 400,000,000
        Bond Portfolio                          20,000,000
        Managed Portfolio                       40,000,000
        Tactical Asset Portfolio                25,000,000
        Conservative Investor Portfolio         25,000,000
        Moderate Investor Portfolio             25,000,000
        Aggressive Investor Portfolio           25,000,000

                                               580,000,000

6.      Net Assets
        Net assets at June 30, 2001, are:

                                    Portfolio
                                   Equity         Money Market         Bond            Managed         Tactical Asset


Proceeds from shares sold
  and reinvested distributions  $ 191,044,244  $  1,519,764,646   $  175,690,212   $  135,857,563  $   8,836,683
Cost of shares redeemed          (101,365,337)   (1,363,682,326)    (114,494,065)     (66,970,109)    (4,332,144)
Undistributed net investment
  income                              654,264                 0        1,820,766        1,116,038         60,675
Undistributed net realized
  gain (loss)                       3,189,271                 0         (626,529)       2,092,789        300,610
Unrealized appreciation
  (depreciation)                   15,235,869                 0          379,596        7,751,347        107,559

                                $ 108,758,311   $   156,082,320   $   62,769,980   $   79,847,628  $   4,973,383


                              LifeStyle Portfolios

                               Conservative       Moderate             Aggressive
                                 Investor         Investor              Investor


Proceeds from shares sold
  and reinvested distributions  $   9,803,962    $    9,734,799    $  10,071,939
Cost of shares redeemed            (1,435,601)       (1,066,246)      (1,490,772)
Undistributed net investment
  income                              140,296           100,881           57,746
Undistributed net realized
  gain                               (157,931)         (317,514)        (455,484)
Unrealized appreciation
  (depreciation)                       (3,948)         (159,359)        (214,170)

                                $    8,346,778    $   8,292,561    $   7,969,259

7.Unrealized Appreciation (Depreciation)
  Unrealized appreciation (depreciation) for tax purposes at June 30, 2001, are:

                                    Portfolio
                     Equity         Money Market        Bond        Managed        Tactical Asset


Appreciation      $  22,646,172    $           0    $    931,155   $ 11,257,019  $   296,632
Depreciation         (7,410,304)               0        (551,559)    (3,505,672)    (189,073)

                  $  15,235,869                0         379,596      7,751,347      107,559


                              LifeStyle Portfolios

                    Conservative      Moderate        Aggressive
                      Investor        Investor        Investor


Appreciation      $     524,850    $     617,961     $   705,311
Depreciation           (528,798)        (777,320)       (919,482)

                  $      (3,948)   $    (159,359)    $  (214,170)


8.Net Shareholders
  Shares outstanding at June 30, 2001, are:

                                    Portfolio
                                 Equity     Money Market      Bond         Managed        Tactical Asset


AUL                              309,609               0             0              0           50,001
Dean Investment Associates             0               0             0              0           50,000
AUL American Unit Trust        2,427,006      26,318,978      1,669,817     2,187,640            3,756
AUL Group Retirement Annuity
Separate Account I                     0               0              0             0                0
AUL Group Retirement Annuity
Separate Account II            2,309,914     113,405,191      3,299,118     2,525,490           38,625
AUL Group Retirement Annuity
Separate Account III               5,487       1,997,407         11,214         3,965           20,234
AUL American Individual
Unit Trust                       498,327       6,450,513        416,558       468,713          220,053
AUL American Individual
Variable Annuity Unit Trust       95,051       6,717,773        283,108       132,087                0
AUL American Individual
Variable Life Unit Trust          28,472       1,192,458         65,723        34,540                0

                               5,673,866     156,082,320      5,745,538     5,352,435          382,669

                              LifeStyle Portfolios
                             Conservative      Moderate         Aggressive
                               Investor        Investor          Investor


AUL                              500,000          500,000          500,000
Dean Investment Associates             0                0                0
AUL American Unit Trust           30,813           52,815           31,365
AUL Group Retirement Annuity
Separate Account I                44,679           30,889           64,159
AUL Group Retirement Annuity
Separate Account II              265,676          276,386          271,363
AUL Group Retirement Annuity
Separate Account III                   0           11,028                0
AUL American Individual
Unit Trust                             0                0                0
AUL American Individual
Variable Annuity Unit Trust            0                0                0
AUL American Individual
Variable Life Unit Trust               0                0                0

                                 841,168          871,118          866,887

9. Federal Tax Information (unaudited)
   As of December 31, 2000, the Bond Portfolio has a capital loss carry forward of $557,291 which is available to offset future capital gains, if any. Capital Losses incurred after October 31, within the Portfolio's fiscal year may be deferred and treated as occurring on the first day of the following year. The deferred loss in the amount of $53,120 in the Bond Portfolio from December 31, 2000 will be treated as arising on the first day of the year ended December 31, 2001.

FINANCIAL HIGHLIGHTS
The per share amounts are based on shares outstanding throughout the year.


                                Equity Portfolio
                                   Six months
                                     ended                           For years ended
                                June 30, 2001
                                 (unaudited)     Dec. 31, 2000   Dec. 31, 1999   Dec. 31, 1998   Dec. 31, 1997


Per Share Data:
Investment Income                $      0.18    $         0.41    $       0.45    $       0.48    $       0.42
Expense                                 0.06              0.11            0.13            0.13            0.13

Net investment income                   0.12              0.30            0.32            0.35            0.29

Net gain (loss) on investments          1.48              2.51           (0.55)           1.23            4.64

Shareholder distributions:
Net investment income                      0             (0.30)          (0.32)          (0.35)          (0.30)
Realized gain                              0             (1.00)          (3.66)          (1.99)          (0.25)


Net increase (decrease)                 1.60              1.51           (4.21)          (0.76)           4.38
Net asset value at
beginning of period                    17.57             16.06           20.27           21.03           16.65

Net asset value at end of period $     19.17   $         17.57   $       16.06   $       20.27   $       21.03



Ratio to average net assets:*
Expenses                                0.65%             0.64%           0.63%           0.62%           0.66%
Net investment income                   1.32%             1.86%           1.54%           1.61%           1.52%

Total return**                           9.1%             17.7%           (0.9%)           7.1%           29.6%

Portfolio turnover rate                   10%               19%             32%             23%              9%

Shares outstanding                 5,673,866         5,241,003       5,518,654       4,710,131       3,816,406

 *Annualized
**Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any. The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (continued)
The per share amounts are based on shares outstanding throughout the year.


                             Money Market Portfolio
                                   Six months
                                     ended                           For years ended
                                June 30, 2001
                                 (unaudited)     Dec. 31, 2000   Dec. 31, 1999   Dec. 31, 1998   Dec. 31, 1997


Per Share Data:
Investment Income              $       0.02    $          0.06    $       0.06    $       0.06    $       0.06
Expense                                0.00               0.01            0.01            0.01            0.01

Net investment income                  0.02               0.05            0.05            0.05            0.05

Net gain (loss) on investments            0                  0               0               0               0

Shareholder distributions:
Net investment income                 (0.02)             (0.05)          (0.05)          (0.05)          (0.05)
Realized gain                             0                  0               0               0               0


Net increase (decrease)                   0                  0               0               0               0
Net asset value at
beginning of period                    1.00               1.00            1.00            1.00            1.00

Net asset value at end of period $     1.00    $          1.00    $       1.00    $       1.00    $       1.00



Ratio to average net assets:*
Expenses                               0.54%              0.53%           0.55%           0.61%           0.66%
Net investment income                  4.52%              5.79%           4.60%           4.82%           4.83%

Total return**                          2.3%               5.8%            4.6%            4.9%            4.9%

Portfolio turnover rate                   0                  0               0               0               0

Shares outstanding              156,082,320        140,621,756     126,531,816      82,055,253       55,756,942

*Annualized
**Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any. The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (continued)
The per share amounts are based on shares outstanding throughout the year.


                                 Bond Portfolio
                                   Six months
                                     ended                           For years ended
                                June 30, 2001
                                 (unaudited)     Dec. 31, 2000   Dec. 31, 1999   Dec. 31, 1998   Dec. 31, 1997




Per Share Data:
Investment Income               $      0.36    $          0.75    $       0.68    $       0.67    $       0.67
Expense                                0.04               0.07            0.07            0.07            0.07

Net investment income                  0.32               0.68            0.61            0.60            0.60

Net gain (loss) on investments         0.10               0.44           (0.74)           0.36            0.25

Shareholder distributions:
Net investment income                     0              (0.71)          (0.61)          (0.60)          (0.59)
Realized gain                             0               0.00            0.00           (0.21)          (0.23)


Net increase (decrease)                0.42               0.41           (0.74)           0.15            0.03
Net asset value at
beginning of period                   10.50              10.09           10.83           10.68           10.65

Net asset value at end of period  $   10.92    $         10.50   $       10.09   $       10.83   $       10.68



Ratio to average net assets:*
Expenses                               0.67%              0.65%           0.62%           0.62%           0.67%
Net investment income                  6.04%              6.52%           5.68%           5.48%           5.53%

Total return**                          4.0%              10.8%           (1.1%)           8.8%            7.9%

Portfolio turnover rate                  68%                93%             93%            132%            107%

Shares outstanding                5,745,538          5,231,777       4,490,799       4,624,949       3,252,044

*Annualized
**Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any. The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (continued)
The per share amounts are based on shares outstanding throughout the year.


                                Managed Portfolio
                                   Six months
                                     ended                           For years ended
                                June 30, 2001
                                 (unaudited)     Dec. 31, 2000   Dec. 31, 1999   Dec. 31, 1998   Dec. 31, 1997



Per Share Data:
Investment Income               $      0.26    $          0.57    $       0.59    $       0.61    $       0.58
Expense                                0.05               0.08            0.10            0.10            0.10

Net investment income                  0.21               0.49            0.49            0.51            0.48

Net gain (loss) on investments         0.87               1.49           (0.71)           0.79            2.34

Shareholder distributions:
Net investment income                     0              (0.49)          (0.50)          (0.51)          (0.48)
Realized gain                             0              (0.46)          (1.60)          (0.99)          (0.41)


Net increase (decrease)                1.08               1.03           (2.32)          (0.20)           1.93
Net asset value at
beginning of period                   13.84              12.81           15.13           15.33           13.40

Net asset value at end of period $    14.92   $          13.84   $       12.81   $       15.13   $       15.33



Ratio to average net assets:*
Expenses                               0.66%              0.64%           0.62%           0.62%           0.67%
Net investment income                  2.98%              3.72%           3.25%           3.27%           3.27%

Total return**                          7.8%              15.7%           (0.8%)           8.3%           21.0%

Portfolio turnover rate                  30%                43%             49%             63%             27%

Shares outstanding                5,352,435          4,986,080       5,370,417       4,832,940       3,945,223

*Annualized
**Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any. The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (continued)
The per share amounts are based on shares outstanding throughout the year.


                       Tactical Asset Allocation Portfolio
                                   Six months
                                     ended                           For years ended
                                June 30, 2001
                                 (unaudited)     Dec. 31, 2000   Dec. 31, 1999   Dec. 31, 1998   Dec. 31, 1997


Per Share Data:
Investment Income              $       0.23    $          0.52    $       0.49    $       0.47    $       0.41
Expense                                0.06               0.12            0.13            0.13            0.13

Net investment income                  0.17               0.40            0.36            0.34            0.28

Net gain (loss) on investments         0.48               0.97           (0.81)           0.58            1.75

Shareholder distributions:
Net investment income                     0              (0.74)          (0.36)          (0.34)          (0.28)
Realized gain                             0              (0.40)           0.00           (0.09)          (0.96)


Net increase (decrease)                0.65               0.21           (0.81)           0.49            0.79
Net asset value at
beginning of period                   12.35              12.12           12.93           12.44           11.65

Net asset value at end of period $    13.00   $          12.35   $       12.12   $       12.93   $       12.44



Ratio to average net assets:*
Expenses                               1.00%              1.00%           0.99%           1.00%           1.00%
Expenses
 before expense reduction              1.02%              1.00%           0.99%           1.01%           1.30%
Net investment income                  2.63%              3.25%           2.78%           2.64%           2.24%

Total return**                          5.0%              12.3%           (3.1%)           7.2%           15.5%

Portfolio turnover rate                  40%                23%             77%             41%             52%

Shares outstanding                  382,669            340,466         425,157         500,212         357,897

*Annualized
**Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any. The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (continued)
The per share amounts are based on shares outstanding throughout the year.


                         Conservative Investor Portfolio
                                 Six months
                                   ended          For Year        For Year        March 31, 1998
                               June 30, 2001       Ended           Ended          (commencement)
                               (unaudited)     Dec. 31, 2000   Dec. 31, 1999     to Dec. 31, 1998


Per Share Data:
Investment Income              $     0.22       $       0.51    $       0.44     $           0.31
Expense                              0.05               0.10            0.10                 0.09

Net investment income                0.17               0.41            0.34                 0.22

Net gain on investments             (0.01)             (0.03)           0.27                 0.37

Shareholder distributions:
Net investment income                   0              (0.40)          (0.34)              (0.22)
Realized gain                           0              (0.37)          (0.42)              (0.07)


Net increase (decrease)              0.16              (0.39)          (0.15)               0.30
Net asset value at
beginning of period                  9.76              10.15           10.30               10.00

Net asset value at end of period $   9.92     $         9.76    $      10.15     $         10.30



Ratio to average net assets:*
Expenses                             0.99%              1.00%           0.95%               0.95%
Expenses
 before expense reduction            1.49%              1.53%           1.78%               1.35%
Net investment income                3.44%              3.98%           3.23%               2.21%

Total return**                        2.2%               3.5%            5.8%                5.8%

Portfolio turnover rate                27%                79%             72%                 82%

Shares outstanding                841,168            803,383         641,290             609,958

*Annualized
**Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any. The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (continued)
The per share amounts are based on shares outstanding throughout the year.


                           Moderate Investor Portfolio
                                 Six months
                                   ended          For Year        For Year        March 31, 1998
                               June 30, 2001       Ended           Ended          (commencement)
                               (unaudited)     Dec. 31, 2000   Dec. 31, 1999     to Dec. 31, 1998



Per Share Data:
Investment Income             $      0.17    $          0.39    $       0.36     $           0.25
Expense                              0.05               0.10            0.11                 0.09

Net investment income                0.12               0.29            0.25                 0.16

Net gain on investments             (0.15)             (0.43)           0.63                 0.36

Shareholder distributions:
Net investment income                   0               (0.29)         (0.25)               (0.16)
Realized gain                           0               (0.50)         (0.46)               (0.04)


Net increase (decrease)             (0.03)              (0.93)          0.17                 0.32
Net asset value at
beginning of period                  9.55               10.49          10.32                10.00

Net asset value at end of period $   9.52    $           9.56    $     10.49     $          10.32



Ratio to average net assets:*
Expenses                             0.99%               1.00%          1.00%                0.94%
Expenses
 before expense reduction            1.49%               1.50%          1.65%                1.34%
Net investment income                2.48%               2.80%          2.33%                1.62%

Total return**                        0.1%               (1.6%)          8.2%                 5.1%

Portfolio turnover rate                28%                 77%            74%                  60%

Shares outstanding                871,118             815,200        744,762               659,392

*Annualized
**Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any. The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (continued)
The per share amounts are based on shares outstanding throughout the year.


                          Aggressive Investor Portfolio
                                 Six months
                                   ended          For Year        For Year        March 31, 1998
                               June 30, 2001       Ended           Ended          (commencement)
                               (unaudited)     Dec. 31, 2000   Dec. 31, 1999     to Dec. 31, 1998



Per Share Data:
Investment Income               $    0.11     $         0.29    $       0.26     $           0.18
Expense                              0.05               0.11            0.10                 0.09

Net investment income                0.06               0.18            0.16                 0.09

Net gain (loss) on investments      (0.28)             (0.79)           1.09                 0.41

Shareholder distributions:
Net investment income                   0              (0.18)          (0.16)               (0.09)
Realized gain                           0              (0.67)          (0.59)               (0.04)


Net increase (decrease)             (0.22)             (1.46)           0.50                 0.37
Net asset value at
beginning of period                  9.40              10.87           10.37                10.00

Net asset value at end of period $   9.19     $         9.41    $      10.87     $          10.37



Ratio to average net assets:*
Expenses                             0.99%              1.00%           0.96%                0.95%
Expenses
 before expense reduction            1.53%              1.51%           1.67%                1.34%
Net investment income                1.48%              1.74%           1.50%                0.94%

Total return**                       (1.8%)             (5.8%)          11.7%                 5.0%

Portfolio turnover rate                30%                81%             76%                  50%

Shares outstanding                866,887            800,044         726,947              644,280

*Annualized
**Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any. The accompanying notes are an integral part of the financial statements.
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American United Life Insurance Company
P.O. Box 368
Indianapolis, Indiana 46206-0368
www.aul.com

P-13959D  (6/01)